UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-649

Fidelity Puritan Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Puritan® Fund

November 30, 2017

PUR-QTLY-0118
1.809105.113

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 69.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.0%
Auto Components - 0.0%
Chassix Holdings, Inc. (a)(b)	18,330	$657
Delphi Automotive PLC	18,393	1,925
		2,582
Automobiles - 0.2%
General Motors Co.	59,598	2,568
General Motors Co. warrants 7/10/19 (a)	8,394	211
Tesla, Inc. (a)	202,600	62,573
		65,352
Hotels, Restaurants & Leisure - 1.9%
Eldorado Resorts, Inc. (a)	678,000	20,747
Extended Stay America, Inc. unit	150,000	2,621
McDonald's Corp.	1,136,500	195,444
Penn National Gaming, Inc. (a)	161,400	4,642
Red Rock Resorts, Inc.	153,655	4,740
Royal Caribbean Cruises Ltd.	676,700	83,830
Vail Resorts, Inc.	886,827	199,678
		511,702
Household Durables - 0.7%
Roku, Inc. Class B	920,139	36,355
Toll Brothers, Inc.	1,561,400	78,585
TRI Pointe Homes, Inc. (a)	4,023,800	72,911
		187,851
Internet & Direct Marketing Retail - 1.9%
Amazon.com, Inc. (a)	331,600	390,210
Netflix, Inc. (a)	465,000	87,225
Priceline Group, Inc. (a)	21,300	37,056
		514,491
Media - 2.7%
AMC Networks, Inc. Class A (a)	53,800	2,773
Charter Communications, Inc. Class A (a)	284,164	92,697
Comcast Corp. Class A	2,932,100	110,071
Lions Gate Entertainment Corp.:
Class A (a)(c)	748,900	24,497
Class B	2,614,685	81,160
Live Nation Entertainment, Inc. (a)	1,965,400	89,190
Time Warner, Inc.	286,600	26,227
Tribune Media Co. Class A	13,773	567
tronc, Inc. (a)	3,443	61
Twenty-First Century Fox, Inc. Class A	720,700	23,019
Vice Holding, Inc. (a)(b)(d)	86,301	173,154
Vivendi SA	2,133,924	56,805
WME Entertainment Parent, LLC Class A (b)(d)(e)	24,723,425	61,809
		742,030
Specialty Retail - 1.3%
Home Depot, Inc.	1,464,900	263,418
L Brands, Inc.	300,800	16,866
SMCP S.A.S. (f)	812,641	19,761
TJX Companies, Inc.	420,700	31,784
Ulta Beauty, Inc.	164,400	36,449
		368,278
Textiles, Apparel & Luxury Goods - 1.3%
Brunello Cucinelli SpA	1,407,200	44,553
Christian Dior SA	202,800	72,536
Hermes International SCA	81,100	42,748
Kering SA	66,000	29,282
lululemon athletica, Inc. (a)	502,900	33,674
Luxottica Group SpA	81,800	4,756
NIKE, Inc. Class B	600,000	36,252
PVH Corp.	238,100	32,036
Ralph Lauren Corp.	51,500	4,900
Tory Burch LLC:
Class A (b)(d)(e)	702,741	33,802
Class B (b)(d)(e)	324,840	16,580
		351,119

TOTAL CONSUMER DISCRETIONARY		2,743,405

CONSUMER STAPLES - 3.5%
Beverages - 1.6%
Coca-Cola European Partners PLC	1,322,400	51,560
Constellation Brands, Inc. Class A (sub. vtg.)	238,300	51,852
Kweichow Moutai Co. Ltd. (A Shares)	273,469	26,095
Molson Coors Brewing Co. Class B	234,900	18,346
Monster Beverage Corp. (a)	1,217,100	76,276
PepsiCo, Inc.	994,000	115,821
The Coca-Cola Co.	2,443,200	111,825
		451,775
Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	329,500	60,770
Wal-Mart Stores, Inc.	1,771,000	172,194
		232,964
Personal Products - 0.8%
Estee Lauder Companies, Inc. Class A	952,900	118,951
L'Oreal SA (a)	10,600	2,345
Unilever NV (Certificaten Van Aandelen) (Bearer)	1,784,600	102,916
		224,212
Tobacco - 0.2%
British American Tobacco PLC (United Kingdom)	747,500	47,535

TOTAL CONSUMER STAPLES		956,486

ENERGY - 3.2%
Energy Equipment & Services - 0.3%
GulfMark Offshore, Inc.:
warrants 10/21/42 (a)	8,251	241
warrants 10/21/42 (a)	23,695	693
Halliburton Co.	1,911,800	79,875
		80,809
Oil, Gas & Consumable Fuels - 2.9%
Alpha Natural Resources Holdings, Inc.	1,903	8
Anadarko Petroleum Corp.	2,548,300	122,548
ANR, Inc.	1,903	35
ANR, Inc. rights 3/31/23 (a)	1,131,145	14
Cheniere Energy, Inc. (a)	523,900	25,315
Chevron Corp.	2,275,400	270,750
ConocoPhillips Co.	1,806,600	91,920
Contura Energy, Inc.	135	8
Contura Energy, Inc. warrants 7/26/23 (a)	220	6
EOG Resources, Inc.	520,000	53,206
Extraction Oil & Gas, Inc. (a)	25,781	388
Golar LNG Ltd.	542,100	13,395
Imperial Oil Ltd.	1,628,000	50,222
LINN Energy, Inc.	54,178	2,031
Pioneer Natural Resources Co.	151,100	23,578
Southwestern Energy Co. (a)	68,427	435
Suncor Energy, Inc.	4,393,100	152,379
Warrior Metropolitan Coal, Inc.	5,773	128
		806,366

TOTAL ENERGY		887,175

FINANCIALS - 11.9%
Banks - 6.2%
Bank of America Corp.	13,689,100	385,622
Citigroup, Inc.	4,168,140	314,695
First Republic Bank	50,000	4,777
Huntington Bancshares, Inc.	5,565,300	80,140
JPMorgan Chase & Co.	3,867,323	404,213
Signature Bank (a)	135,985	18,668
SunTrust Banks, Inc.	2,171,100	133,805
TCF Financial Corp.	258,400	5,248
U.S. Bancorp	1,931,400	106,517
Wells Fargo & Co.	4,281,040	241,750
		1,695,435
Capital Markets - 2.4%
BlackRock, Inc. Class A	195,000	97,732
Brighthouse Financial, Inc.	8,354	491
CBOE Holdings, Inc.	401,900	49,607
Charles Schwab Corp.	1,021,200	49,824
E*TRADE Financial Corp. (a)	685,700	33,010
Goldman Sachs Group, Inc.	539,900	133,701
Motors Liquidation Co. GUC Trust (a)	28,150	274
Northern Trust Corp.	597,200	58,394
S&P Global, Inc.	328,800	54,410
TD Ameritrade Holding Corp.	2,648,600	135,529
The Blackstone Group LP	1,217,700	38,625
		651,597
Consumer Finance - 0.7%
Capital One Financial Corp.	1,624,800	149,482
Synchrony Financial	1,370,300	49,180
		198,662
Diversified Financial Services - 1.0%
Berkshire Hathaway, Inc. Class B (a)	1,385,900	267,493
Insurance - 1.6%
Chubb Ltd.	853,147	129,772
Hartford Financial Services Group, Inc.	942,100	54,114
MetLife, Inc.	3,335,600	179,055
The Travelers Companies, Inc.	626,800	84,975
		447,916

TOTAL FINANCIALS		3,261,103

HEALTH CARE - 9.4%
Biotechnology - 3.3%
Ablynx NV sponsored ADR	672,900	15,504
ACADIA Pharmaceuticals, Inc. (a)	860,504	26,030
Acceleron Pharma, Inc. (a)	120,639	4,402
Alexion Pharmaceuticals, Inc. (a)	486,400	53,412
Amgen, Inc.	2,297,700	403,614
Audentes Therapeutics, Inc. (a)	870,265	25,116
Biogen, Inc. (a)	482,900	155,576
Geron Corp. (a)(c)	2,836,078	5,644
Neurocrine Biosciences, Inc. (a)	667,000	47,951
Portola Pharmaceuticals, Inc. (a)	265,600	13,479
Spark Therapeutics, Inc. (a)	238,400	17,458
Vertex Pharmaceuticals, Inc. (a)	879,100	126,845
		895,031
Health Care Equipment & Supplies - 2.3%
Becton, Dickinson & Co.	862,800	196,900
Boston Scientific Corp. (a)	8,022,200	210,823
Corindus Vascular Robotics, Inc. (a)(c)	1,315,800	1,697
Corindus Vascular Robotics, Inc. (a)(d)	5,000,000	6,450
Danaher Corp.	1,192,200	112,496
DexCom, Inc. (a)	615,200	35,946
Intuitive Surgical, Inc. (a)	179,500	71,761
		636,073
Health Care Providers & Services - 2.1%
Cigna Corp.	424,600	89,901
HCA Holdings, Inc. (a)	49,600	4,216
HealthSouth Corp.	15	1
Humana, Inc.	592,700	154,612
Legend Acquisition, Inc. (a)(b)	2,509	61
Teladoc, Inc. (a)	154,993	5,750
UnitedHealth Group, Inc.	1,408,400	321,355
		575,896
Health Care Technology - 0.1%
Cerner Corp. (a)	501,200	35,430
Pharmaceuticals - 1.6%
Allergan PLC	1,127,489	195,991
AstraZeneca PLC sponsored ADR	1,829,300	60,129
Bristol-Myers Squibb Co.	847,600	53,560
Jazz Pharmaceuticals PLC (a)	114,600	16,014
Johnson & Johnson	272,400	37,953
The Medicines Company (a)	737,190	21,379
TherapeuticsMD, Inc. (a)	5,109,226	32,188
Theravance Biopharma, Inc. (a)	1,027,586	29,235
		446,449

TOTAL HEALTH CARE		2,588,879

INDUSTRIALS - 7.1%
Aerospace & Defense - 1.8%
General Dynamics Corp.	371,000	76,856
Huntington Ingalls Industries, Inc.	454,800	109,912
Northrop Grumman Corp.	610,600	187,698
Raytheon Co.	307,100	58,702
Space Exploration Technologies Corp.:
Class A (a)(b)(d)	41,122	5,551
Class C (b)(d)	5,607	757
United Technologies Corp.	516,400	62,717
		502,193
Air Freight & Logistics - 0.2%
FedEx Corp.	239,600	55,458
Airlines - 0.1%
Southwest Airlines Co.	363,400	22,047
Building Products - 0.3%
Masco Corp.	1,879,000	80,628
Commercial Services & Supplies - 0.1%
Evoqua Water Technologies Corp. (a)	769,000	16,641
TulCo LLC (b)(d)(e)	27,200	9,520
WP Rocket Holdings, Inc. (a)(b)(d)	5,819,318	0
		26,161
Construction & Engineering - 0.5%
AECOM (a)	889,115	33,342
EMCOR Group, Inc.	260,700	21,057
Fluor Corp.	856,800	41,478
KBR, Inc.	1,886,200	35,366
Keane Group, Inc.	250,000	3,740
		134,983
Electrical Equipment - 0.2%
AMETEK, Inc.	369,500	26,859
Fortive Corp.	596,100	44,499
		71,358
Industrial Conglomerates - 0.3%
Honeywell International, Inc.	502,200	78,323
Machinery - 2.6%
AGCO Corp.	710,900	50,318
Allison Transmission Holdings, Inc.	2,449,700	100,536
Caterpillar, Inc.	1,586,500	223,934
Cummins, Inc.	534,100	89,408
Deere & Co.	720,300	107,944
Ingersoll-Rand PLC	520,500	45,606
Rational AG	14,700	9,616
WABCO Holdings, Inc. (a)	534,500	79,881
		707,243
Road & Rail - 0.8%
CSX Corp.	1,057,900	58,978
Norfolk Southern Corp.	1,223,100	169,558
		228,536
Trading Companies & Distributors - 0.2%
United Rentals, Inc. (a)	321,900	51,337

TOTAL INDUSTRIALS		1,958,267

INFORMATION TECHNOLOGY - 19.5%
Communications Equipment - 0.2%
Cisco Systems, Inc.	1,197,000	44,648
Electronic Equipment & Components - 0.5%
Amphenol Corp. Class A	677,600	61,384
CDW Corp.	73,100	5,118
E Ink Holdings, Inc. GDR (f)	140,100	2,491
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	8,871,300	49,651
Keysight Technologies, Inc. (a)	221,609	9,640
		128,284
Internet Software & Services - 5.7%
Alibaba Group Holding Ltd. sponsored ADR (a)	536,200	94,950
Alphabet, Inc. Class C (a)	896,383	915,557
Facebook, Inc. Class A (a)	2,790,160	494,361
Mail.Ru Group Ltd. GDR (a)(f)	77,400	2,272
Pandora Media, Inc. (a)	23,894	119
Spotify Technology SA (a)(b)(d)	12,209	41,189
		1,548,448
IT Services - 3.6%
Cognizant Technology Solutions Corp. Class A	1,175,800	84,987
Global Payments, Inc.	724,600	72,866
MasterCard, Inc. Class A	1,497,800	225,374
PayPal Holdings, Inc. (a)	2,093,800	158,563
Visa, Inc. Class A	3,962,400	446,127
		987,917
Semiconductors & Semiconductor Equipment - 2.2%
Analog Devices, Inc.	701,800	60,432
Broadcom Ltd.	640,430	178,001
Cypress Semiconductor Corp.	1,614	26
Integrated Device Technology, Inc. (a)	732,011	22,026
Marvell Technology Group Ltd.	2,843,400	63,522
Micron Technology, Inc. (a)	1,203,400	51,012
Qorvo, Inc. (a)	752,500	57,626
Qualcomm, Inc.	1,878,900	124,646
Texas Instruments, Inc.	600,600	58,432
		615,723
Software - 4.1%
Activision Blizzard, Inc.	2,066,800	128,968
Adobe Systems, Inc. (a)	1,037,100	188,203
Altair Engineering, Inc. Class A (a)	111,800	2,503
Atom Tickets LLC(b)(d)(e)	2,580,511	15,000
Citrix Systems, Inc. (a)	215,400	18,876
Deem, Inc. (a)(b)(d)	124,895	24
Microsoft Corp.	8,000,100	673,368
Salesforce.com, Inc. (a)	1,039,400	108,430
		1,135,372
Technology Hardware, Storage & Peripherals - 3.2%
Apple, Inc.	4,812,500	827,028
Samsung Electronics Co. Ltd.	20,659	48,239
		875,267

TOTAL INFORMATION TECHNOLOGY		5,335,659

MATERIALS - 3.4%
Chemicals - 2.8%
CF Industries Holdings, Inc.	2,231,400	83,611
DowDuPont, Inc.	3,945,322	283,905
FMC Corp.	590,236	55,718
LyondellBasell Industries NV Class A	1,850,998	193,799
Monsanto Co.	795,800	94,175
Potash Corp. of Saskatchewan, Inc.	551,000	10,814
Sherwin-Williams Co.	34,500	13,780
The Chemours Co. LLC	395,195	20,313
The Scotts Miracle-Gro Co. Class A	61,400	6,072
		762,187
Construction Materials - 0.2%
Eagle Materials, Inc.	272,256	30,474
Summit Materials, Inc.	1,096,800	33,738
		64,212
Metals & Mining - 0.3%
Freeport-McMoRan, Inc. (a)	4,288,900	59,701
Newmont Mining Corp.	372,700	13,786
Randgold Resources Ltd. sponsored ADR	150,700	13,828
		87,315
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp. (a)	548,400	15,141

TOTAL MATERIALS		928,855

REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 1.0%
American Tower Corp.	1,771,900	255,030
Gaming & Leisure Properties	126,400	4,591
Omega Healthcare Investors, Inc.	181,000	4,860
		264,481
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Iliad SA	28,725	6,720
UTILITIES - 0.7%
Electric Utilities - 0.7%
Edison International	1,127,707	91,649
NextEra Energy, Inc.	302,600	47,823
PPL Corp.	410,800	15,064
Xcel Energy, Inc.	746,300	38,517
		193,053
TOTAL COMMON STOCKS
(Cost $12,291,209)		19,124,083

Convertible Preferred Stocks - 0.9%
CONSUMER DISCRETIONARY - 0.5%
Diversified Consumer Services - 0.1%
Lyft, Inc. Series H (b)(d)	754,791	30,000
Household Durables - 0.0%
Blu Homes, Inc. Series A, 5.00% (a)(b)(d)	1,082,251	22
Internet & Direct Marketing Retail - 0.1%
The Honest Co., Inc.:
Series D (a)(b)(d)	196,700	6,635
Series E 0.00 (b)(d)	1,020,158	20,000
		26,635
Leisure Products - 0.1%
Peloton Interactive, Inc. Series E (b)(d)	461,642	10,678
Specialty Retail - 0.1%
Moda Operandi, Inc. Series E (a)(b)(d)	508,444	27,568
Textiles, Apparel & Luxury Goods - 0.1%
Rent the Runway, Inc. Series E (b)(d)	1,378,930	27,772

TOTAL CONSUMER DISCRETIONARY		122,675

ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Southwestern Energy Co. Series B 6.25%	169,100	2,452
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Get Heal, Inc. Series B (a)(b)(d)	8,512,822	1,790
Mulberry Health, Inc. Series A8 (a)(b)(d)	2,960,879	18,802
		20,592
Pharmaceuticals - 0.0%
Allergan PLC 5.50%	9,300	5,772
Teva Pharmaceutical Industries Ltd. 7%	5,570	1,593
		7,365

TOTAL HEALTH CARE		27,957

INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Space Exploration Technologies Corp. Series H (b)(d)	51,921	7,009
INFORMATION TECHNOLOGY - 0.3%
Internet Software & Services - 0.2%
Uber Technologies, Inc. Series D, 8.00% (a)(b)(d)	1,611,548	56,275
Software - 0.1%
Jello Labs, Inc. Series C (b)(d)	1,050,307	17,000

TOTAL INFORMATION TECHNOLOGY		73,275

UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Dynegy, Inc. 7.00%	42,400	3,481
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $218,462)		236,849
	Principal Amount (000s)	Value (000s)

Corporate Bonds - 13.9%
Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Liberty Media Corp.:
3.5% 1/15/31	620	356
3.5% 1/15/31 (f)	4,584	2,635
		2,991
Nonconvertible Bonds - 13.9%
CONSUMER DISCRETIONARY - 1.4%
Automobiles - 0.2%
General Motors Co. 3.5% 10/2/18	4,530	4,583
General Motors Financial Co., Inc.:
3.15% 1/15/20	12,000	12,147
3.25% 5/15/18	3,070	3,089
3.5% 7/10/19	17,868	18,169
4% 1/15/25	6,368	6,488
4.25% 5/15/23	3,285	3,429
4.375% 9/25/21	11,267	11,866
		59,771
Distributors - 0.0%
American Tire Distributors, Inc. 10.25% 3/1/22 (f)	3,085	3,154
Diversified Consumer Services - 0.0%
Ascend Learning LLC 6.875% 8/1/25 (f)	225	234
Ingersoll-Rand Global Holding Co. Ltd. 2.875% 1/15/19	554	557
Laureate Education, Inc. 8.25% 5/1/25 (f)	4,185	4,428
Service Corp. International 5.375% 1/15/22	505	518
		5,737
Hotels, Restaurants & Leisure - 0.2%
Aramark Services, Inc. 5.125% 1/15/24	4,620	4,874
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22	4,300	4,620
Chukchansi Economic Development Authority 9.75% 5/30/20 (f)(g)	2,861	1,588
Eldorado Resorts, Inc. 6% 4/1/25	1,690	1,779
GLP Capital LP/GLP Financing II, Inc. 5.375% 4/15/26	735	793
Golden Nugget, Inc.:
6.75% 10/15/24 (f)	3,025	3,089
8.75% 10/1/25 (f)	1,385	1,440
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 6.125% 12/1/24 (f)	600	654
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25	1,940	2,005
4.875% 4/1/27	1,165	1,228
KFC Holding Co./Pizza Hut Holding LLC:
4.75% 6/1/27 (f)	1,325	1,356
5% 6/1/24 (f)	3,275	3,431
McDonald's Corp. 3.7% 1/30/26	3,379	3,512
MGM Mirage, Inc. 6% 3/15/23	1,630	1,797
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (f)	865	865
NCL Corp. Ltd. 4.75% 12/15/21 (f)	5,000	5,175
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 11% 10/1/21 (h)	4,650	4,941
Penn National Gaming, Inc. 5.625% 1/15/27 (f)	355	368
Scientific Games Corp.:
5% 10/15/25 (f)	465	470
6.25% 9/1/20	580	588
6.625% 5/15/21	5,350	5,511
7% 1/1/22 (f)	1,275	1,345
10% 12/1/22	6,840	7,533
Silversea Cruises 7.25% 2/1/25 (f)	745	803
Studio City Co. Ltd. 5.875% 11/30/19 (f)	1,180	1,226
Studio City Finance Ltd. 8.5% 12/1/20 (f)	1,000	1,023
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (f)	1,280	1,216
Wynn Macau Ltd.:
4.875% 10/1/24 (f)	1,175	1,193
5.5% 10/1/27 (f)	1,445	1,463
		65,886
Household Durables - 0.1%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (f)	785	820
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (f)	620	632
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.125% 7/15/23 (f)	925	960
5.75% 10/15/20	4,574	4,651
7% 7/15/24 (f)	1,160	1,245
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (f)	1,395	1,480
William Lyon Homes, Inc.:
5.75% 4/15/19	470	474
5.875% 1/31/25	1,115	1,140
7% 8/15/22	2,585	2,669
		14,071
Internet & Direct Marketing Retail - 0.1%
Netflix, Inc.:
4.375% 11/15/26	3,415	3,351
4.875% 4/15/28 (f)	1,735	1,715
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (f)	3,785	3,899
6% 4/1/23	2,475	2,576
		11,541
Media - 0.8%
21st Century Fox America, Inc. 7.75% 12/1/45	8,012	11,807
Altice SA:
7.625% 2/15/25 (f)	4,905	4,476
7.75% 5/15/22 (f)	10,065	9,587
Altice U.S. Finance SA:
5.375% 7/15/23 (f)	2,375	2,417
7.75% 7/15/25 (f)	1,655	1,763
AMC Entertainment Holdings, Inc. 6.125% 5/15/27	1,250	1,241
AMC Entertainment, Inc. 5.75% 6/15/25	2,345	2,286
AOL Time Warner, Inc. 2.95% 7/15/26	17,000	16,019
Cable One, Inc. 5.75% 6/15/22 (f)	895	926
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22	275	283
5.625% 2/15/24	670	704
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	1,580	1,620
5.125% 5/1/27 (f)	6,275	6,216
5.25% 3/15/21	3,375	3,451
5.5% 5/1/26 (f)	1,035	1,059
5.75% 9/1/23	945	975
5.75% 1/15/24	4,235	4,389
5.75% 2/15/26 (f)	5,010	5,198
5.875% 5/1/27 (f)	3,385	3,512
Cengage Learning, Inc. 9.5% 6/15/24 (f)	5,685	5,088
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (f)	1,835	1,842
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	7,702	8,028
4.908% 7/23/25	5,177	5,468
5.375% 5/1/47	7,968	8,054
6.484% 10/23/45	1,983	2,280
Cinemark U.S.A., Inc. 4.875% 6/1/23	1,275	1,297
Clear Channel International BV 8.75% 12/15/20 (f)	430	444
Clear Channel Worldwide Holdings, Inc.:
Series A:
6.5% 11/15/22	755	760
7.625% 3/15/20	585	570
7.625% 3/15/20	3,205	3,173
CSC Holdings, Inc. 5.5% 4/15/27 (f)	8,830	8,951
DISH DBS Corp.:
5% 3/15/23	2,675	2,611
5.875% 7/15/22	2,655	2,731
6.75% 6/1/21	3,515	3,743
E.W. Scripps Co. 5.125% 5/15/25 (f)	445	444
Lamar Media Corp.:
5.375% 1/15/24	630	662
5.875% 2/1/22	525	537
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 7.875% 5/15/24 (f)	5,226	5,213
MDC Partners, Inc. 6.5% 5/1/24 (f)	785	789
MHGE Parent LLC/MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (f)(h)	14,433	14,433
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (f)(h)	6,279	6,154
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (f)	685	705
Sirius XM Radio, Inc.:
5% 8/1/27 (f)	2,770	2,801
5.375% 4/15/25 (f)	1,490	1,567
Time Warner Cable, Inc.:
4% 9/1/21	9,654	9,920
4.5% 9/15/42	1,489	1,377
5.5% 9/1/41	2,304	2,401
6.55% 5/1/37	10,296	11,788
6.75% 7/1/18	1,581	1,622
7.3% 7/1/38	3,823	4,709
8.25% 4/1/19	10,176	10,943
Time Warner, Inc. 2.1% 6/1/19	10,446	10,425
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (f)	1,206	1,236
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (f)	1,060	1,079
Ziggo Bond Finance BV:
5.875% 1/15/25 (f)	1,120	1,120
6% 1/15/27 (f)	4,760	4,686
		227,580
Specialty Retail - 0.0%
Jaguar Land Rover PLC 4.5% 10/1/27 (f)	4,870	4,824
Lithia Motors, Inc. 5.25% 8/1/25 (f)	1,065	1,118
Sonic Automotive, Inc. 5% 5/15/23	195	189
		6,131
TOTAL CONSUMER DISCRETIONARY		393,871
CONSUMER STAPLES - 0.6%
Beverages - 0.2%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	14,051	14,156
3.3% 2/1/23	15,133	15,516
4.7% 2/1/36	14,328	15,864
4.9% 2/1/46	9,290	10,469
		56,005
Food & Staples Retailing - 0.1%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25	2,275	2,024
6.625% 6/15/24	870	822
Albertsons, Inc.:
6.625% 6/1/28	2,130	1,651
7.45% 8/1/29	195	163
BI-LO LLC/BI-LO Finance Corp.:
8.625% 9/15/18 pay-in-kind (f)(h)	2,554	792
9.25% 2/15/19 (f)	2,335	2,236
C&S Group Enterprises LLC 5.375% 7/15/22 (f)	1,445	1,337
Cumberland Farms, Inc. 6.75% 5/1/25 (f)	670	709
CVS Health Corp.:
3.5% 7/20/22	3,373	3,435
3.875% 7/20/25	5,311	5,432
ESAL GmbH 6.25% 2/5/23 (f)	3,315	3,191
FAGE International SA/FAGE U.S.A. Dairy Industry, Inc. 5.625% 8/15/26 (f)	590	587
Minerva Luxembourg SA 6.5% 9/20/26 (f)	2,115	2,192
Performance Food Group, Inc. 5.5% 6/1/24 (f)	1,050	1,092
Rite Aid Corp.:
6.875% 12/15/28 (f)(h)	3,505	2,786
7.7% 2/15/27	3,085	2,699
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (f)	2,955	1,684
U.S. Foods, Inc. 5.875% 6/15/24 (f)	1,835	1,927
		34,759
Food Products - 0.1%
CF Industries Holdings, Inc.:
4.95% 6/1/43	4,825	4,548
5.15% 3/15/34	3,065	3,088
5.375% 3/15/44	1,770	1,726
Darling International, Inc. 5.375% 1/15/22	745	765
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (f)	6,370	6,219
5.875% 7/15/24 (f)	1,500	1,478
Pilgrim's Pride Corp.:
5.75% 3/15/25 (f)	525	551
5.875% 9/30/27 (f)	935	976
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. 5.875% 1/15/24	880	933
Post Holdings, Inc.:
5.5% 3/1/25 (f)	2,160	2,244
5.75% 3/1/27 (f)	4,110	4,193
		26,721
Tobacco - 0.2%
Altria Group, Inc.:
2.625% 1/14/20	4,950	4,989
4% 1/31/24	3,123	3,325
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (f)	6,420	6,638
4.25% 7/21/25 (f)	6,420	6,711
Reynolds American, Inc.:
2.3% 6/12/18	2,235	2,240
3.25% 6/12/20	1,273	1,296
4% 6/12/22	4,375	4,565
4.45% 6/12/25	3,173	3,387
4.85% 9/15/23	7,000	7,619
5.7% 8/15/35	1,646	1,936
5.85% 8/15/45	5,525	6,728
7.25% 6/15/37	6,101	8,417
Vector Group Ltd. 6.125% 2/1/25 (f)	4,285	4,467
		62,318
TOTAL CONSUMER STAPLES		179,803
ENERGY - 2.2%
Energy Equipment & Services - 0.2%
Calfrac Holdings LP 7.5% 12/1/20 (f)	3,930	3,871
Diamond Offshore Drilling, Inc. 7.875% 8/15/25	2,365	2,466
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21	5,755	6,147
6.5% 4/1/20	2,937	3,183
Ensco PLC:
4.5% 10/1/24	3,510	2,847
5.2% 3/15/25	660	541
Exterran Partners LP/EXLP Finance Corp.:
6% 4/1/21	440	438
6% 10/1/22	1,405	1,401
FTS International, Inc. 6.25% 5/1/22	4,410	4,267
Halliburton Co.:
3.8% 11/15/25	3,469	3,574
4.85% 11/15/35	3,029	3,308
Jonah Energy LLC 7.25% 10/15/25 (f)	2,185	2,207
Noble Holding International Ltd.:
3.95% 3/15/22	335	275
4.625% 3/1/21	301	276
5.75% 3/16/18	470	470
6.05% 3/1/41	80	51
6.2% 8/1/40	2,270	1,476
7.7% 4/1/25 (h)	2,995	2,523
7.75% 1/15/24	6,280	5,432
NuStar Logistics LP 5.625% 4/28/27	855	864
Pacific Drilling V Ltd. 7.25% 12/1/17 (f)	2,355	1,083
Pride International, Inc. 7.875% 8/15/40	2,554	2,050
SESI LLC 7.75% 9/15/24 (f)	985	1,015
Summit Midstream Holdings LLC 5.75% 4/15/25	1,290	1,293
Trinidad Drilling Ltd. 6.625% 2/15/25 (f)	730	697
		51,755
Oil, Gas & Consumable Fuels - 2.0%
Alpha Natural Resources, Inc. 9.75% 4/15/18 (b)	1,099	0
Amerada Hess Corp. 7.875% 10/1/29	2,989	3,704
Anadarko Finance Co. 7.5% 5/1/31	5,758	7,354
Anadarko Petroleum Corp.:
4.85% 3/15/21	8,942	9,467
5.55% 3/15/26	4,888	5,434
6.6% 3/15/46	6,640	8,321
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375% 9/15/24	785	811
Antero Resources Corp. 5.625% 6/1/23 (Reg. S)	1,835	1,913
Antero Resources Finance Corp. 5.375% 11/1/21	1,790	1,835
Blue Racer Mistream LLC/Blue Racer Finance Corp. 6.125% 11/15/22 (f)	5,000	5,188
California Resources Corp. 8% 12/15/22 (f)	10,625	7,863
Callon Petroleum Co. 6.125% 10/1/24	730	752
Canadian Natural Resources Ltd.:
1.75% 1/15/18	2,250	2,249
5.85% 2/1/35	3,450	4,007
Carrizo Oil & Gas, Inc. 6.25% 4/15/23	280	287
Cenovus Energy, Inc. 4.25% 4/15/27 (f)	6,485	6,414
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27 (f)	1,785	1,841
5.875% 3/31/25	2,210	2,395
Chesapeake Energy Corp.:
3 month U.S. LIBOR + 3.250% 4.6092% 4/15/19 (h)(i)	2,150	2,129
4.875% 4/15/22	5,325	4,952
5.75% 3/15/23	1,800	1,656
8% 12/15/22 (f)	1,994	2,129
8% 1/15/25 (f)	8,860	8,816
8% 6/15/27 (f)	8,085	7,744
Citgo Holding, Inc. 10.75% 2/15/20 (f)	2,315	2,448
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	1,213	1,215
3.3% 6/1/20	5,938	6,034
4.5% 6/1/25	1,813	1,927
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 5.07% 6/15/22 (f)(h)(i)	3,295	3,281
6.875% 6/15/25 (f)	4,640	4,930
Covey Park Energy LLC 7.5% 5/15/25 (f)	1,810	1,891
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.25% 4/1/23	1,150	1,190
DCP Midstream LLC:
4.75% 9/30/21 (f)	5,634	5,789
5.35% 3/15/20 (f)	5,174	5,355
DCP Midstream Operating LP:
2.5% 12/1/17	2,677	2,677
2.7% 4/1/19	4,139	4,113
3.875% 3/15/23	2,327	2,321
4.95% 4/1/22	1,048	1,090
5.6% 4/1/44	1,686	1,648
Denbury Resources, Inc. 4.625% 7/15/23	4,625	2,798
Duke Energy Field Services 6.45% 11/3/36 (f)	3,753	4,016
Empresa Nacional de Petroleo 4.375% 10/30/24 (f)	4,545	4,743
Enable Midstream Partners LP:
2.4% 5/15/19 (h)	1,656	1,647
3.9% 5/15/24 (h)	1,746	1,752
Enbridge Energy Partners LP:
4.2% 9/15/21	6,629	6,918
4.375% 10/15/20	4,351	4,539
Enbridge, Inc.:
4.25% 12/1/26	2,391	2,491
5.5% 12/1/46	2,759	3,179
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (f)	665	673
5.75% 1/30/28 (f)	670	678
EP Energy LLC/Everest Acquisition Finance, Inc. 8% 11/29/24 (f)	990	990
Extraction Oil & Gas, Inc. 7.375% 5/15/24 (f)	1,000	1,065
Hess Infrastructure Partners LP 5.625% 2/15/26 (f)	1,990	2,042
Hilcorp Energy I LP/Hilcorp Finance Co. 5.75% 10/1/25 (f)	6,625	6,826
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	7,202	7,222
3.5% 3/1/21	2,994	3,059
6.55% 9/15/40	674	783
Kinder Morgan, Inc. 5% 2/15/21 (f)	3,749	3,993
Marathon Petroleum Corp. 5.125% 3/1/21	3,173	3,412
Nakilat, Inc. 6.067% 12/31/33 (f)	1,839	2,133
Nexen, Inc. 6.2% 7/30/19	1,865	1,966
NGPL PipeCo LLC:
4.375% 8/15/22 (f)	415	425
4.875% 8/15/27 (f)	415	431
Oasis Petroleum, Inc. 6.875% 3/15/22	595	606
Parsley Energy LLC/Parsley:
5.375% 1/15/25 (f)	2,595	2,627
5.625% 10/15/27 (f)	780	797
6.25% 6/1/24 (f)	4,225	4,468
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23	2,850	2,993
7.25% 6/15/25 (f)	1,820	1,916
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23 (f)	2,785	2,882
Peabody Securities Finance Corp.:
6% 3/31/22 (f)	545	561
6.375% 3/31/25 (f)	680	700
Petrobras Global Finance BV:
4.375% 5/20/23	3,648	3,604
5.625% 5/20/43	11,155	9,998
7.25% 3/17/44	28,868	30,131
Petrobras International Finance Co. Ltd. 5.375% 1/27/21	10,725	11,154
Petroleos Mexicanos:
3.5% 7/23/20	7,125	7,239
3.5% 1/30/23	4,530	4,444
4.5% 1/23/26	6,398	6,397
4.625% 9/21/23	10,200	10,532
4.875% 1/24/22	2,315	2,420
4.875% 1/18/24	5,974	6,213
5.375% 3/13/22 (f)	3,625	3,875
5.5% 1/21/21	12,842	13,709
5.5% 6/27/44	7,252	6,784
5.625% 1/23/46	6,203	5,800
6% 3/5/20	4,075	4,346
6.375% 1/23/45	13,324	13,590
6.5% 3/13/27 (f)	5,590	6,164
6.5% 6/2/41	7,783	8,112
6.75% 9/21/47 (f)	5,940	6,281
6.75% 9/21/47	14,484	15,315
6.875% 8/4/26	12,000	13,692
8% 5/3/19	3,283	3,536
Phillips 66 Co. 4.3% 4/1/22	5,338	5,670
Phillips 66 Partners LP 2.646% 2/15/20	527	527
Range Resources Corp. 4.875% 5/15/25	1,040	1,014
Rose Rock Midstream LP/Rose Rock Finance Corp. 5.625% 7/15/22	635	630
Sabine Pass Liquefaction LLC 5.875% 6/30/26	3,780	4,240
Shell International Finance BV 4.375% 5/11/45	6,392	6,869
SM Energy Co.:
5% 1/15/24	1,585	1,518
5.625% 6/1/25	1,670	1,607
6.125% 11/15/22	4,030	4,080
6.5% 11/15/21	745	751
6.5% 1/1/23	80	81
6.75% 9/15/26	805	814
Southeast Supply Header LLC 4.25% 6/15/24 (f)	4,893	5,059
Southwestern Energy Co.:
6.7% 1/23/25 (h)	3,470	3,609
7.5% 4/1/26	1,470	1,573
7.75% 10/1/27	1,090	1,166
Src Energy, Inc. 6.25% 12/1/25 (f)	960	984
Sunoco LP/Sunoco Finance Corp.:
5.5% 8/1/20	6,670	6,857
6.25% 4/15/21	2,710	2,812
6.375% 4/1/23	965	1,019
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.375% 2/1/27	1,025	1,051
6.75% 3/15/24	7,000	7,525
Teekay Corp. 8.5% 1/15/20	5,705	5,734
Teine Energy Ltd. 6.875% 9/30/22 (f)	2,994	3,084
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.375% 5/1/24	1,185	1,290
The Williams Companies, Inc.:
3.7% 1/15/23	4,147	4,147
4.55% 6/24/24	19,902	20,623
Ultra Resources, Inc.:
6.875% 4/15/22 (f)	1,485	1,499
7.125% 4/15/25 (f)	1,115	1,115
Western Gas Partners LP:
4.65% 7/1/26	1,642	1,704
5.375% 6/1/21	16,313	17,353
Williams Partners LP:
3.6% 3/15/22	5,146	5,266
3.9% 1/15/25	1,767	1,800
4% 11/15/21	2,349	2,435
4.3% 3/4/24	4,038	4,232
4.5% 11/15/23	2,564	2,715
WPX Energy, Inc.:
7.5% 8/1/20	764	829
8.25% 8/1/23	1,715	1,936
		557,055
TOTAL ENERGY		608,810
FINANCIALS - 4.9%
Banks - 2.3%
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (f)	21,750	22,098
5.5% 7/12/20 (f)	16,673	17,540
5.75% 9/26/23 (f)	5,082	5,483
6.369% 6/16/18 (f)	10,462	10,654
6.5% 6/10/19 (f)	1,763	1,850
Bank of America Corp.:
2.6% 1/15/19	66,110	66,473
2.65% 4/1/19	28,149	28,335
3.5% 4/19/26	7,374	7,493
3.705% 4/24/28 (h)	7,919	8,111
3.875% 8/1/25	7,638	8,006
3.95% 4/21/25	5,678	5,837
4.2% 8/26/24	9,221	9,683
4.25% 10/22/26	5,465	5,734
Barclays PLC:
2.75% 11/8/19	4,598	4,620
4.375% 1/12/26	8,817	9,161
BB&T Corp. 3.95% 3/22/22	1,495	1,567
Citigroup, Inc.:
2.4% 2/18/20	10,000	9,994
2.5% 7/29/19	32,442	32,544
2.7% 10/27/22	32,987	32,697
4.05% 7/30/22	14,700	15,320
4.3% 11/20/26	12,000	12,491
5.5% 9/13/25	3,703	4,166
Citizens Bank NA 2.55% 5/13/21	2,268	2,261
Citizens Financial Group, Inc. 4.15% 9/28/22 (f)	6,650	6,885
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	6,421	6,454
3.75% 3/26/25	6,420	6,557
3.8% 9/15/22	9,940	10,264
3.8% 6/9/23	12,454	12,869
Credit Suisse New York Branch 5.4% 1/14/20	1,200	1,269
Discover Bank 7% 4/15/20	3,075	3,368
Fifth Third Bancorp:
3.5% 3/15/22	529	544
4.5% 6/1/18	418	423
HBOS PLC 6.75% 5/21/18 (f)	408	417
HSBC Holdings PLC 4.25% 3/14/24	2,900	3,016
Huntington Bancshares, Inc. 7% 12/15/20	2,561	2,878
Huntington National Bank:
2% 6/30/18	13,000	13,014
2.2% 4/1/19	2,700	2,701
Intesa Sanpaolo SpA:
5.017% 6/26/24 (f)	4,062	4,152
5.71% 1/15/26 (f)	9,946	10,543
JPMorgan Chase & Co.:
2.95% 10/1/26	8,946	8,737
3.875% 9/10/24	12,321	12,833
4.125% 12/15/26	49,975	52,060
KeyCorp. 5.1% 3/24/21	519	561
Rabobank Nederland 4.375% 8/4/25	9,821	10,342
Regions Bank 6.45% 6/26/37	10,147	12,685
Regions Financial Corp. 3.2% 2/8/21	4,117	4,193
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	46,599	49,489
6% 12/19/23	11,834	13,090
6.1% 6/10/23	7,367	8,130
6.125% 12/15/22	35,362	38,984
SunTrust Banks, Inc. 2.35% 11/1/18	2,500	2,508
Synchrony Bank 3% 6/15/22	5,296	5,256
		626,340
Capital Markets - 1.3%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	7,721	7,752
4.25% 2/15/24	2,760	2,896
Credit Suisse AG 6% 2/15/18	12,547	12,650
Deutsche Bank AG:
4.25% 10/14/21	2,768	2,881
4.5% 4/1/25	14,192	14,396
Deutsche Bank AG New York Branch 3.3% 11/16/22	10,752	10,729
Goldman Sachs Group, Inc.:
2.375% 1/22/18	10,000	10,008
2.6% 4/23/20	1,300	1,304
2.876% 10/31/22 (h)	95,103	94,954
3.691% 6/5/28 (h)	19,000	19,170
3.75% 2/25/26	15,000	15,352
5.95% 1/18/18	4,242	4,264
6.15% 4/1/18	3,466	3,514
Lazard Group LLC 4.25% 11/14/20	4,447	4,657
Moody's Corp.:
3.25% 1/15/28 (f)	2,803	2,763
4.875% 2/15/24	2,632	2,890
Morgan Stanley:
2.5% 1/24/19	97,536	97,922
3.7% 10/23/24	10,237	10,567
4.875% 11/1/22	7,232	7,787
5.625% 9/23/19	453	479
5.95% 12/28/17	250	251
MSCI, Inc. 5.75% 8/15/25 (f)	870	937
Peachtree Corners Funding Trust 3.976% 2/15/25 (f)	7,000	7,121
Thomson Reuters Corp. 3.85% 9/29/24	4,335	4,490
UBS AG Stamford Branch 2.375% 8/14/19	10,750	10,779
UBS Group Funding Ltd. 4.125% 9/24/25 (f)	7,279	7,633
		358,146
Consumer Finance - 0.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 3.5% 5/26/22	2,254	2,294
Ally Financial, Inc.:
5.75% 11/20/25	7,715	8,457
6.25% 12/1/17	1,800	1,800
8% 12/31/18	11,545	12,151
8% 11/1/31	6,130	8,099
8% 11/1/31	15,256	20,195
Capital One Financial Corp. 2.45% 4/24/19	4,470	4,482
Discover Financial Services:
3.85% 11/21/22	1,983	2,042
3.95% 11/6/24	15,000	15,366
5.2% 4/27/22	2,146	2,320
Ford Motor Credit Co. LLC:
2.375% 3/12/19	17,400	17,407
2.875% 10/1/18	8,500	8,557
5% 5/15/18	8,500	8,617
5.875% 8/2/21	10,438	11,535
Hyundai Capital America:
2.55% 2/6/19 (f)	5,366	5,357
2.875% 8/9/18 (f)	2,511	2,519
Navient Corp. 5.875% 10/25/24	4,930	4,956
SLM Corp.:
4.875% 6/17/19	3,955	4,044
5.5% 1/15/19	2,150	2,203
6.125% 3/25/24	4,710	4,769
8% 3/25/20	5,930	6,464
Synchrony Financial:
3% 8/15/19	1,910	1,928
3.75% 8/15/21	7,084	7,271
4.25% 8/15/24	2,903	3,022
		165,855
Diversified Financial Services - 0.2%
Brixmor Operating Partnership LP:
3.25% 9/15/23	8,309	8,142
3.875% 8/15/22	3,136	3,220
4.125% 6/15/26	2,949	2,967
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (f)	3,465	3,768
CRC Escrow Issuer LLC/CRC Finance LLC 5.25% 10/15/25 (f)	4,660	4,666
Eagle Holding Co. II LLC 7.625% 5/15/22 pay-in-kind (f)(h)	145	147
Exela International LLC/Exela Financial, Inc. 10% 7/15/23 (f)	1,820	1,709
Grinding Media, Inc./MC Grinding Media Canada, Inc. 7.375% 12/15/23 (f)	1,110	1,193
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	2,280	2,289
5.875% 2/1/22	2,725	2,786
6% 8/1/20	2,230	2,297
6.25% 2/1/22	860	894
6.75% 2/1/24	1,565	1,643
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 8.625% 11/15/24 (f)	5,880	6,306
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (f)	1,150	1,196
Orchestra Borrower LLC/Orchestra Co.-Issuer, Inc. 6.75% 6/15/22 (f)	1,080	1,133
Radiate Holdco LLC/Radiate Financial Service Ltd. 6.625% 2/15/25 (f)	615	589
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (f)	5,165	5,811
Voya Financial, Inc. 3.125% 7/15/24	3,320	3,290
		54,046
Insurance - 0.5%
Acrisure LLC 7% 11/15/25 (f)	2,320	2,288
AIA Group Ltd. 2.25% 3/11/19 (f)	1,203	1,197
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub LLC 8.25% 8/1/23 (f)	3,665	3,839
American International Group, Inc.:
3.3% 3/1/21	3,455	3,530
3.75% 7/10/25	11,144	11,421
4.875% 6/1/22	10,692	11,588
5.85% 1/16/18	12,000	12,059
Aon Corp. 5% 9/30/20	107	114
Great-West Life & Annuity Insurance Co. 3 month U.S. LIBOR + 2.538% 3.957% 5/16/46 (f)(h)(i)	2,008	1,993
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (f)	1,675	1,742
Liberty Mutual Group, Inc.:
4.25% 6/15/23 (f)	2,655	2,805
5% 6/1/21 (f)	6,063	6,508
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	3,441	3,692
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (f)	7,265	7,547
Metropolitan Life Global Funding I 1.875% 6/22/18 (f)	6,476	6,478
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (f)	3,585	4,722
Pacific LifeCorp 5.125% 1/30/43 (f)	6,960	7,744
Prudential Financial, Inc.:
2.3% 8/15/18	783	786
4.5% 11/16/21	1,461	1,558
7.375% 6/15/19	1,880	2,025
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (f)	6,853	7,723
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (f)	1,569	1,585
4.125% 11/1/24 (f)	2,275	2,395
Unum Group:
3.875% 11/5/25	6,934	7,084
5.625% 9/15/20	2,879	3,111
5.75% 8/15/42	10,079	12,132
USIS Merger Sub, Inc. 6.875% 5/1/25 (f)	2,030	2,055
		129,721
Thrifts & Mortgage Finance - 0.0%
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (f)	16,530	18,245
TOTAL FINANCIALS		1,352,353
HEALTH CARE - 0.8%
Biotechnology - 0.0%
AbbVie, Inc. 3.6% 5/14/25	6,397	6,535
Health Care Equipment & Supplies - 0.0%
Hologic, Inc. 4.375% 10/15/25 (f)	760	777
Health Care Providers & Services - 0.4%
Community Health Systems, Inc.:
5.125% 8/1/21	2,120	1,988
6.25% 3/31/23	8,040	7,517
6.875% 2/1/22	7,985	4,811
HCA Holdings, Inc.:
3.75% 3/15/19	9,592	9,712
4.25% 10/15/19	3,850	3,951
4.75% 5/1/23	305	318
5.375% 2/1/25	6,835	7,091
5.875% 3/15/22	365	396
5.875% 5/1/23	2,555	2,708
5.875% 2/15/26	5,470	5,819
6.25% 2/15/21	1,415	1,516
6.5% 2/15/20	13,898	14,923
HealthSouth Corp.:
5.75% 11/1/24	5,295	5,421
5.75% 9/15/25	3,965	4,114
Medco Health Solutions, Inc. 4.125% 9/15/20	3,728	3,877
Polaris Intermediate Corp. 8.5% 12/1/22 pay-in-kind (f)(h)	2,925	3,043
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21	625	645
Tenet Healthcare Corp.:
6.75% 6/15/23	16,410	15,343
7.5% 1/1/22 (f)	1,030	1,087
8.125% 4/1/22	5,010	4,960
THC Escrow Corp. III 5.125% 5/1/25 (f)	5,585	5,376
Vizient, Inc. 10.375% 3/1/24 (f)	2,055	2,322
Wellcare Health Plans, Inc. 5.25% 4/1/25	1,405	1,488
WellPoint, Inc. 1.875% 1/15/18	161	161
		108,587
Health Care Technology - 0.0%
IMS Health, Inc. 5% 10/15/26 (f)	1,270	1,330
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 2.4% 2/1/19	945	947
Pharmaceuticals - 0.4%
Actavis Funding SCS:
2.45% 6/15/19	3,241	3,245
3% 3/12/20	5,472	5,522
3.45% 3/15/22	9,527	9,686
Catalent Pharma Solutions 4.875% 1/15/26 (f)	530	537
Forest Laboratories, Inc. 4.375% 2/1/19 (f)	572	583
Mylan N.V.:
2.5% 6/7/19	5,474	5,470
3.15% 6/15/21	7,274	7,314
3.95% 6/15/26	3,535	3,524
Perrigo Finance PLC:
3.5% 12/15/21	569	579
3.9% 12/15/24	2,011	2,047
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	5,133	4,717
2.8% 7/21/23	3,674	3,244
3.15% 10/1/26	4,374	3,648
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (f)	11,665	11,548
5.5% 3/1/23 (f)	3,325	2,847
5.5% 11/1/25 (f)	2,295	2,324
5.875% 5/15/23 (f)	12,280	10,743
6.125% 4/15/25 (f)	5,090	4,365
7% 3/15/24 (f)	2,965	3,176
7.5% 7/15/21 (f)	4,035	3,985
		89,104
TOTAL HEALTH CARE		207,280
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc. 6.375% 6/1/19 (f)	3,650	3,863
Bombardier, Inc. 7.5% 12/1/24 (f)	1,530	1,543
DAE Funding LLC:
4.5% 8/1/22 (f)	1,210	1,204
5% 8/1/24 (f)	1,665	1,665
		8,275
Airlines - 0.0%
Continental Airlines, Inc.:
pass-thru trust certificates:
8.388% 11/1/20	0	0
9.798% 4/1/21	1,276	1,400
6.125% 4/29/18	415	421
6.9% 1/2/18	43	43
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	253	256
8.36% 1/20/19	227	227
		2,347
Building Products - 0.1%
Builders FirstSource, Inc.:
5.625% 9/1/24 (f)	3,265	3,404
10.75% 8/15/23 (f)	5,000	5,638
GCP Applied Technologies, Inc. 9.5% 2/1/23 (f)	1,800	2,005
HD Supply, Inc. 5.75% 4/15/24 (f)	3,090	3,291
HMAN Finance Sub Corp. 6.375% 7/15/22 (f)	510	504
Shea Homes Ltd. Partnership/Corp.:
5.875% 4/1/23 (f)	1,195	1,240
6.125% 4/1/25 (f)	835	868
		16,950
Commercial Services & Supplies - 0.2%
APX Group, Inc.:
7.625% 9/1/23	5,780	6,112
7.875% 12/1/22	14,305	15,306
8.75% 12/1/20	23,130	23,615
CD&R Waterworks Merger Sub LLC 6.125% 8/15/25 (f)	655	668
Covanta Holding Corp.:
5.875% 3/1/24	2,865	2,894
6.375% 10/1/22	3,265	3,347
Harland Clarke Holdings Corp. 8.375% 8/15/22 (f)	1,215	1,267
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (f)	1,180	1,227
Prime Security One MS, Inc. 4.875% 7/15/32 (f)	4,360	4,136
Ritchie Brothers Auctioneers, Inc. 5.375% 1/15/25 (f)	545	570
		59,142
Construction & Engineering - 0.0%
Blueline Rental Finance Corp./Blueline Rental LLC 9.25% 3/15/24 (f)	955	1,034
Machinery - 0.0%
Ingersoll-Rand Luxembourg Finance SA 2.625% 5/1/20	1,481	1,482
Marine - 0.0%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (f)	3,420	2,898
Navios Maritime Holdings, Inc. 7.375% 1/15/22 (f)	3,065	2,414
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (f)	700	679
		5,991
Professional Services - 0.0%
FTI Consulting, Inc. 6% 11/15/22	2,405	2,486
Road & Rail - 0.0%
Jurassic Holdings III, Inc. 6.875% 2/15/21 (Reg. S) (f)	1,245	1,089
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
2.125% 1/15/18	2,759	2,760
2.125% 1/15/20	10,000	9,942
2.625% 9/4/18	6,100	6,120
3% 9/15/23	1,146	1,139
3.375% 6/1/21	3,689	3,773
3.75% 2/1/22	6,505	6,744
3.875% 4/1/21	4,155	4,320
4.25% 9/15/24	4,566	4,800
4.75% 3/1/20	4,617	4,847
Ashtead Capital, Inc.:
4.125% 8/15/25 (f)	1,205	1,214
4.375% 8/15/27 (f)	1,270	1,295
5.625% 10/1/24 (f)	1,825	1,935
Avantor, Inc. 6% 10/1/24 (f)	2,320	2,321
FLY Leasing Ltd. 5.25% 10/15/24	1,260	1,263
International Lease Finance Corp. 7.125% 9/1/18 (f)	5,560	5,761
United Rentals North America, Inc.:
4.625% 7/15/23	1,220	1,257
5.5% 5/15/27	1,310	1,389
		60,880
TOTAL INDUSTRIALS		159,676
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.0%
Brocade Communications Systems, Inc. 4.625% 1/15/23	140	143
Hughes Satellite Systems Corp. 6.5% 6/15/19	5,408	5,685
		5,828
Electronic Equipment & Components - 0.1%
Anixter International, Inc. 5.625% 5/1/19	705	730
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48% 6/1/19 (f)	13,573	13,747
5.875% 6/15/21 (f)	1,790	1,862
7.125% 6/15/24 (f)	1,740	1,891
Sanmina Corp. 4.375% 6/1/19 (f)	1,295	1,329
TTM Technologies, Inc. 5.625% 10/1/25 (f)	540	554
Tyco Electronics Group SA 2.375% 12/17/18	1,087	1,090
		21,203
Internet Software & Services - 0.1%
Balboa Merger Sub, Inc. 11.375% 12/1/21 (f)	9,335	10,152
CyrusOne LP/CyrusOne Finance Corp.:
5% 3/15/24 (f)	625	650
5% 3/15/24 (f)	485	504
5.375% 3/15/27 (f)	505	529
5.375% 3/15/27 (f)	415	435
Match Group, Inc. 5% 12/15/27 (f)(j)	1,235	1,244
		13,514
IT Services - 0.0%
Ceridian HCM Holding, Inc. 11% 3/15/21 (f)	3,730	3,926
Semiconductors & Semiconductor Equipment - 0.0%
Entegris, Inc. 4.625% 2/10/26 (f)	1,735	1,768
Micron Technology, Inc.:
5.25% 1/15/24 (f)	2,494	2,600
5.5% 2/1/25	1,695	1,792
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (f)	2,675	2,909
		9,069
Software - 0.1%
Activision Blizzard, Inc. 6.125% 9/15/23 (f)	1,255	1,325
Ensemble S Merger Sub, Inc. 9% 9/30/23 (f)	765	796
Greeneden U.S. Holdings II LLC 10% 11/30/24 (f)	3,205	3,590
Open Text Corp. 5.875% 6/1/26 (f)	5,700	6,185
Parametric Technology Corp. 6% 5/15/24	585	627
Veritas U.S., Inc./Veritas Bermuda Ltd. 10.5% 2/1/24 (f)	11,960	12,528
		25,051
Technology Hardware, Storage & Peripherals - 0.0%
Hewlett Packard Enterprise Co. 6.35% 10/15/45 (h)	824	842
Western Digital Corp. 10.5% 4/1/24	2,750	3,194
		4,036
TOTAL INFORMATION TECHNOLOGY		82,627
MATERIALS - 0.4%
Chemicals - 0.1%
Evolution Escrow Issuer LLC 7.5% 3/15/22 (f)	2,513	2,626
Momentive Performance Materials, Inc. 3.88% 10/24/21	4,960	5,146
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (b)(g)	3,680	0
NOVA Chemicals Corp.:
4.875% 6/1/24 (f)	1,835	1,858
5.25% 6/1/27 (f)	1,860	1,879
Platform Specialty Products Corp.:
5.875% 12/1/25 (f)	1,610	1,622
6.5% 2/1/22 (f)	4,355	4,502
The Chemours Co. LLC:
5.375% 5/15/27	715	745
6.625% 5/15/23	1,260	1,332
7% 5/15/25	825	902
TPC Group, Inc. 8.75% 12/15/20 (f)	7,895	7,836
Tronox Finance PLC 5.75% 10/1/25 (f)	735	764
		29,212
Construction Materials - 0.0%
BMC East LLC 5.5% 10/1/24 (f)	1,380	1,425
Containers & Packaging - 0.1%
ARD Finance SA 7.125% 9/15/23 pay-in-kind (h)	1,615	1,712
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6% 2/15/25 (f)	3,030	3,220
7.25% 5/15/24 (f)	3,410	3,734
Flex Acquisition Co., Inc. 6.875% 1/15/25 (f)	810	834
Plastipak Holdings, Inc. 6.25% 10/15/25 (f)	465	473
Sealed Air Corp. 6.5% 12/1/20 (f)	1,065	1,172
		11,145
Metals & Mining - 0.2%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (f)(h)	2,727	2,959
6.75% 10/19/75 (f)(h)	6,773	7,941
Big River Steel LLC/BRS Finance Corp. 7.25% 9/1/25 (f)	1,270	1,349
Bluescope Steel Ltd./Bluescope Steel Finance 6.5% 5/15/21 (f)	585	610
Constellium NV 5.875% 2/15/26 (f)	650	674
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (f)	1,966	1,961
4.5% 8/13/23 (Reg. S)	8,600	9,196
4.5% 8/1/47 (f)	1,995	2,083
First Quantum Minerals Ltd.:
7% 2/15/21 (f)	2,255	2,340
7.25% 5/15/22 (f)	1,015	1,053
7.25% 4/1/23 (f)	1,705	1,803
7.5% 4/1/25 (f)	4,915	5,228
FMG Resources (August 2006) Pty Ltd. 4.75% 5/15/22 (f)	1,140	1,159
Freeport-McMoRan, Inc.:
6.5% 11/15/20	395	403
6.75% 2/1/22	3,225	3,346
6.875% 2/15/23	6,818	7,440
Joseph T Ryerson & Son, Inc. 11% 5/15/22 (f)	1,085	1,223
Murray Energy Corp. 11.25% 4/15/21 (f)	5,040	2,797
New Gold, Inc. 6.25% 11/15/22 (f)	615	635
Novelis Corp. 5.875% 9/30/26 (f)	2,150	2,228
Walter Energy, Inc. 9.5% 10/15/19 (b)(f)(g)	800	0
		56,428
TOTAL MATERIALS		98,210
REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	1,148	1,154
4.6% 4/1/22	2,000	2,125
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,587	1,632
American Tower Corp. 2.8% 6/1/20	6,000	6,052
AvalonBay Communities, Inc. 3.625% 10/1/20	2,452	2,531
Camden Property Trust 2.95% 12/15/22	2,154	2,161
CommonWealth REIT 5.875% 9/15/20	991	1,051
Corporate Office Properties LP:
3.6% 5/15/23	5,166	5,186
3.7% 6/15/21	3,614	3,688
5% 7/1/25	4,043	4,319
5.25% 2/15/24	3,576	3,858
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	2,585	2,643
DDR Corp.:
3.625% 2/1/25	3,618	3,509
3.9% 8/15/24	875	871
4.25% 2/1/26	2,564	2,568
4.625% 7/15/22	3,877	4,067
Duke Realty LP:
3.25% 6/30/26	1,061	1,047
3.625% 4/15/23	2,844	2,917
3.75% 12/1/24	2,012	2,070
3.875% 10/15/22	4,799	4,998
4.375% 6/15/22	3,202	3,401
Equinix, Inc. 5.375% 5/15/27	1,410	1,525
Equity One, Inc. 3.75% 11/15/22	7,300	7,487
Federal Realty Investment Trust 5.9% 4/1/20	1,379	1,486
HCP, Inc.:
3.4% 2/1/25	8,000	7,952
3.875% 8/15/24	11,000	11,267
Health Care REIT, Inc.:
2.25% 3/15/18	12,327	12,344
4% 6/1/25	4,568	4,724
4.125% 4/1/19	11,300	11,534
Lexington Corporate Properties Trust 4.4% 6/15/24	1,905	1,921
MPT Operating Partnership LP/MPT Finance Corp.:
5.25% 8/1/26	710	748
6.375% 3/1/24	1,545	1,669
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	8,734	8,880
4.5% 1/15/25	3,358	3,344
4.5% 4/1/27	21,587	21,116
4.75% 1/15/28	7,767	7,676
4.95% 4/1/24	1,785	1,864
5.25% 1/15/26	7,807	8,140
Retail Opportunity Investments Partnership LP:
4% 12/15/24	1,250	1,233
5% 12/15/23	980	1,025
WP Carey, Inc. 4% 2/1/25	7,547	7,576
		185,359
Real Estate Management & Development - 0.4%
Brandywine Operating Partnership LP:
3.95% 2/15/23	7,907	8,084
3.95% 11/15/27	4,103	4,059
4.1% 10/1/24	5,444	5,547
4.55% 10/1/29	5,773	5,893
4.95% 4/15/18	4,256	4,292
Digital Realty Trust LP:
3.4% 10/1/20	6,817	6,975
3.95% 7/1/22	4,464	4,671
4.75% 10/1/25	4,899	5,336
5.25% 3/15/21	2,876	3,098
Howard Hughes Corp. 5.375% 3/15/25 (f)	3,040	3,124
Kennedy-Wilson, Inc. 5.875% 4/1/24	795	821
Liberty Property LP:
3.25% 10/1/26	2,723	2,668
3.375% 6/15/23	2,951	2,985
4.125% 6/15/22	2,746	2,895
4.75% 10/1/20	6,595	6,951
Mack-Cali Realty LP:
3.15% 5/15/23	6,708	6,230
4.5% 4/18/22	1,689	1,696
Mattamy Group Corp. 6.875% 12/15/23 (f)	660	693
Mid-America Apartments LP 4% 11/15/25	1,682	1,737
Post Apartment Homes LP 3.375% 12/1/22	1,196	1,214
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (f)	1,760	1,791
Tanger Properties LP:
3.125% 9/1/26	3,612	3,409
3.75% 12/1/24	3,781	3,786
3.875% 12/1/23	2,341	2,364
3.875% 7/15/27	9,215	9,124
Ventas Realty LP:
3.125% 6/15/23	1,874	1,869
3.5% 2/1/25	2,295	2,311
4.125% 1/15/26	2,088	2,170
4.375% 2/1/45	1,098	1,109
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	3,611	3,613
4% 4/30/19	1,771	1,808
Weekley Homes LLC/Weekley Finance Corp. 6% 2/1/23	510	507
		112,830
TOTAL REAL ESTATE		298,189
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.4%
Altice Financing SA:
6.625% 2/15/23 (f)	2,620	2,686
7.5% 5/15/26 (f)	3,625	3,788
Altice Finco SA:
7.625% 2/15/25 (f)	4,785	4,797
8.125% 1/15/24 (f)	574	585
AT&T, Inc.:
2.45% 6/30/20	4,383	4,377
3.6% 2/17/23	9,655	9,875
4.5% 3/9/48	17,000	15,554
BellSouth Capital Funding Corp. 7.875% 2/15/30	68	88
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (f)	1,715	1,801
CenturyLink, Inc. 6.15% 9/15/19	3,331	3,455
Frontier Communications Corp. 11% 9/15/25	2,840	2,180
GCI, Inc. 6.875% 4/15/25	1,350	1,448
Intelsat Luxembourg SA 8.125% 6/1/23	2,080	1,175
Level 3 Communications, Inc. 5.75% 12/1/22	1,295	1,307
Level 3 Financing, Inc.:
5.375% 8/15/22	2,110	2,126
6.125% 1/15/21	1,405	1,430
SFR Group SA:
6% 5/15/22 (f)	1,735	1,749
6.25% 5/15/24 (f)	660	648
7.375% 5/1/26 (f)	3,030	3,052
Sprint Capital Corp.:
6.9% 5/1/19	3,975	4,179
8.75% 3/15/32	6,395	7,402
Verizon Communications, Inc.:
2.625% 2/21/20	4,697	4,729
5.012% 4/15/49	4,497	4,657
5.012% 8/21/54	19,396	19,560
		102,648
Wireless Telecommunication Services - 0.2%
Intelsat Jackson Holdings SA:
8% 2/15/24 (f)	5,660	5,985
9.75% 7/15/25 (f)	2,160	2,093
Neptune Finco Corp.:
10.125% 1/15/23 (f)	5,845	6,598
10.875% 10/15/25 (f)	3,767	4,452
Sprint Communications, Inc.:
6% 11/15/22	9,820	9,918
9% 11/15/18 (f)	6,595	6,966
Sprint Corp.:
7.125% 6/15/24	3,105	3,231
7.625% 2/15/25	775	823
7.875% 9/15/23	6,615	7,128
T-Mobile U.S.A., Inc.:
6% 3/1/23	2,590	2,717
6.836% 4/28/23	385	404
		50,315
TOTAL TELECOMMUNICATION SERVICES		152,963
UTILITIES - 1.0%
Electric Utilities - 0.5%
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (f)	3,934	4,362
6.4% 9/15/20 (f)	10,769	11,826
Eversource Energy 1.45% 5/1/18	1,511	1,509
FirstEnergy Corp.:
4.25% 3/15/23	23,348	24,481
7.375% 11/15/31	16,161	21,539
FirstEnergy Solutions Corp. 6.05% 8/15/21	9,830	4,718
InterGen NV 7% 6/30/23 (f)	10,140	9,810
IPALCO Enterprises, Inc.:
3.45% 7/15/20	10,457	10,601
3.7% 9/1/24 (f)	2,490	2,479
LG&E and KU Energy LLC 3.75% 11/15/20	745	771
Nevada Power Co.:
6.5% 5/15/18	5,100	5,207
6.5% 8/1/18	1,191	1,227
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (f)	4,238	4,640
NV Energy, Inc. 6.25% 11/15/20	1,666	1,838
PG&E Corp. 2.4% 3/1/19	791	792
Progress Energy, Inc. 4.4% 1/15/21	336	352
RJS Power Holdings LLC 4.625% 7/15/19 (f)(h)	380	391
TECO Finance, Inc. 5.15% 3/15/20	2,029	2,147
West Penn Power Co. 5.95% 12/15/17 (f)	10,500	10,513
		119,203
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,753	1,841
Independent Power and Renewable Electricity Producers - 0.4%
Calpine Corp.:
5.375% 1/15/23	1,475	1,469
5.75% 1/15/25	635	611
6% 1/15/22 (f)	1,115	1,148
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	5,485	6,075
Dynegy, Inc.:
5.875% 6/1/23	2,460	2,540
7.625% 11/1/24	7,985	8,694
8.125% 1/30/26 (f)	5,680	6,319
Emera U.S. Finance LP:
2.15% 6/15/19	1,742	1,737
2.7% 6/15/21	1,715	1,715
3.55% 6/15/26	2,743	2,749
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
11% 10/1/21 (g)	11,999	17,249
12.25% 3/1/22 (f)(g)(h)	15,373	23,559
NextEra Energy Partners LP:
4.25% 9/15/24 (f)	1,070	1,081
4.5% 9/15/27 (f)	745	745
NRG Energy, Inc.:
5.75% 1/15/28 (f)	1,735	1,765
6.625% 3/15/23	5,775	5,989
6.625% 1/15/27	4,390	4,730
Pattern Energy Group, Inc. 5.875% 2/1/24 (f)	855	904
Talen Energy Supply LLC 6.5% 6/1/25	850	720
TerraForm Power Operating LLC:
4.25% 1/31/23 (f)(j)	805	807
5% 1/31/28 (f)(j)	805	808
6.375% 2/1/23 (f)(h)	11,585	12,211
6.625% 6/15/25 (f)(h)	1,200	1,316
The AES Corp. 5.125% 9/1/27	1,280	1,322
		106,263
Multi-Utilities - 0.1%
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 3.6328% 9/30/66 (h)(i)	19,347	18,186
3 month U.S. LIBOR + 2.825% 4.16% 6/30/66 (h)(i)	2,474	2,449
NiSource Finance Corp. 6.8% 1/15/19	416	437
Puget Energy, Inc. 6% 9/1/21	691	769
Sempra Energy 6% 10/15/39	5,386	6,923
Wind Tre SpA 5% 1/20/26 (f)	2,690	2,577
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 3.5284% 5/15/67 (h)(i)	3,876	3,723
		35,064
TOTAL UTILITIES		262,371

TOTAL NONCONVERTIBLE BONDS		3,796,153

TOTAL CORPORATE BONDS
(Cost $3,667,687)		3,799,144

U.S. Government and Government Agency Obligations - 6.5%
U.S. Treasury Inflation-Protected Obligations - 0.9%
U.S. Treasury Inflation-Indexed Bonds:
1% 2/15/46	$82,178	$84,517
1.375% 2/15/44	74,617	83,274
U.S. Treasury Inflation-Indexed Notes 0.625% 1/15/26	77,906	78,455

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		246,246

U.S. Treasury Obligations - 5.6%
U.S. Treasury Bonds 3% 11/15/45	262,207	270,514
U.S. Treasury Notes:
1.25% 10/31/21	353,961	343,328
1.625% 5/15/26	68,148	64,142
1.75% 6/30/22	492,386	484,327
2% 9/30/20	159,238	159,705
2% 8/15/25	154,514	150,603
2.125% 7/31/24	23,033	22,779
2.125% 11/30/24	24,252	23,943
2.25% 1/31/24	17,805	17,788
2.25% 10/31/24	5,424	5,402

TOTAL U.S. TREASURY OBLIGATIONS		1,542,531

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,807,821)		1,788,777

Asset-Backed Securities - 0.2%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1 month U.S. LIBOR + 0.705% 2.0336% 4/25/35 (h)(i)	$504	$503
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1 month U.S. LIBOR + 1.650% 2.9786% 3/25/34 (h)(i)	135	136
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1 month U.S. LIBOR + 1.050% 2.3786% 12/25/33 (h)(i)	25	25
Series 2004-R2 Class M3, 1 month U.S. LIBOR + 0.825% 2.1536% 4/25/34 (h)(i)	68	63
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1 month U.S. LIBOR + 0.780% 2.1086% 3/25/34 (h)(i)	36	35
Series 2004-W11 Class M2, 1 month U.S. LIBOR + 1.050% 2.3786% 11/25/34 (h)(i)	329	331
Series 2004-W7 Class M1, 1 month U.S. LIBOR + 0.825% 2.1536% 5/25/34 (h)(i)	833	835
Series 2006-W4 Class A2C, 1 month U.S. LIBOR + 0.160% 1.4886% 5/25/36 (h)(i)	818	314
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1 month U.S. LIBOR + 0.825% 2.1536% 4/25/34 (h)(i)	1,013	970
Series 2006-HE2 Class M1, 1 month U.S. LIBOR + 0.370% 1.6079% 3/25/36 (h)(i)	13	5
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (f)	12,774	13,295
Class AA, 2.487% 12/16/41 (f)	3,052	3,031
Capital Auto Receivables Asset Trust Series 2016-1 Class A3, 1.73% 4/20/20	6,669	6,668
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 1 month U.S. LIBOR + 0.140% 1.3779% 12/25/36 (h)(i)	1,368	1,154
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1 month U.S. LIBOR + 1.455% 2.7836% 4/25/34 (h)(i)	39	37
Series 2004-4 Class M2, 1 month U.S. LIBOR + 0.795% 2.1236% 6/25/34 (h)(i)	58	59
Series 2004-7 Class AF5, 5.868% 1/25/35	547	554
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-5 Class A2, 1 month U.S. LIBOR + 0.700% 1.9379% 12/25/33 (h)(i)	25	24
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (f)	4,068	4,100
Class A2II, 4.03% 11/20/47 (f)	5,825	5,867
Fannie Mae Series 2004-T5 Class AB3, 1 month U.S. LIBOR + 0.392% 2.0334% 5/28/35 (h)(i)	30	28
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 1 month U.S. LIBOR + 2.175% 3.5036% 8/25/34 (h)(i)	158	153
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.825% 2.1536% 3/25/34 (h)(i)	2	2
Fremont Home Loan Trust Series 2005-A:
Class M3, 1 month U.S. LIBOR + 0.735% 1.9729% 1/25/35 (h)(i)	720	713
Class M4, 1 month U.S. LIBOR + 1.020% 2.2579% 1/25/35 (h)(i)	264	211
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 3 month U.S. LIBOR + 0.380% 1.8421% 2/25/47 (f)(h)(i)	948	906
GE Business Loan Trust Series 2006-2A:
Class A, 1 month U.S. LIBOR + 0.180% 1.4261% 11/15/34 (f)(h)(i)	244	237
Class B, 1 month U.S. LIBOR + 0.280% 1.5303% 11/15/34 (f)(h)(i)	88	83
Class C, 1 month U.S. LIBOR + 0.380% 1.6303% 11/15/34 (f)(h)(i)	146	136
Class D, 1 month U.S. LIBOR + 0.750% 2.0003% 11/15/34 (f)(h)(i)	56	51
Home Equity Asset Trust:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 1.320% 2.5579% 8/25/33 (h)(i)	141	143
Series 2003-3 Class M1, 1 month U.S. LIBOR + 1.290% 2.6186% 8/25/33 (h)(i)	246	243
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 1 month U.S. LIBOR + 0.190% 1.5186% 1/25/37 (h)(i)	1,070	746
Keycorp Student Loan Trust Series 2006-A Class 2C, 3 month U.S. LIBOR + 1.150% 2.4433% 3/27/42 (h)(i)	2,016	1,482
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 1 month U.S. LIBOR + 0.300% 1.5379% 5/25/37 (h)(i)	212	45
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1 month U.S. LIBOR + 0.750% 2.0786% 7/25/34 (h)(i)	59	56
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1 month U.S. LIBOR + 0.975% 2.3036% 7/25/34 (h)(i)	91	89
Series 2006-FM1 Class A2B, 1 month U.S. LIBOR + 0.110% 1.3479% 4/25/37 (h)(i)	2	1
Series 2006-OPT1 Class A1A, 1 month U.S. LIBOR + 0.520% 1.8486% 6/25/35 (h)(i)	786	763
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1 month U.S. LIBOR + 0.680% 2.0086% 8/25/34 (h)(i)	44	42
Series 2005-NC1 Class M1, 1 month U.S. LIBOR + 0.660% 1.9886% 1/25/35 (h)(i)	77	76
Series 2005-NC2 Class B1, 1 month U.S. LIBOR + 1.755% 3.0836% 3/25/35 (h)(i)	88	4
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 1.8386% 9/25/35 (h)(i)	1,083	1,075
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1 month U.S. LIBOR + 1.875% 3.2036% 9/25/34 (h)(i)	354	357
Class M4, 1 month U.S. LIBOR + 2.175% 3.5036% 9/25/34 (h)(i)	519	415
Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.245% 2.5736% 1/25/36 (h)(i)	1,120	1,123
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1 month U.S. LIBOR + 0.800% 2.1286% 4/25/33 (h)(i)	4	4
Saxon Asset Securities Trust Series 2004-1 Class M1, 1 month U.S. LIBOR + 0.795% 2.1236% 3/25/35 (h)(i)	353	349
SLM Private Credit Student Loan Trust Series 2004-A Class C, 3 month U.S. LIBOR + 0.950% 2.27% 6/15/33 (h)(i)	91	91
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1 month U.S. LIBOR + 1.725% 3.0536% 9/25/34 (h)(i)	25	24
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 2.1886% 9/25/34 (h)(i)	22	21
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 1.8621% 4/6/42 (b)(f)(h)(i)	1,467	785
TOTAL ASSET-BACKED SECURITIES
(Cost $41,852)		48,460

Collateralized Mortgage Obligations - 0.0%
Private Sponsor - 0.0%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 1 month U.S. LIBOR + 0.560% 1.8886% 1/25/35 (h)(i)	343	344
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 3.5992% 10/25/34 (h)	228	230
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 3.4247% 8/25/36 (h)	548	529
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 1.4072% 2/25/37 (h)(i)	251	246
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1 month U.S. LIBOR + 0.290% 1.6186% 7/25/35 (h)(i)	312	309
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 1 month U.S. LIBOR + 2.350% 3.585% 6/10/35 (f)(h)(i)	147	104
Class B6, 1 month U.S. LIBOR + 2.850% 4.085% 6/10/35 (f)(h)(i)	31	18
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 2.3127% 7/20/34 (h)(i)	14	13
Structured Asset Securities Corp. Series 2003-15A Class 4A, 3.493% 4/25/33 (h)	35	35
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 1 month U.S. LIBOR + 0.200% 1.5275% 9/25/36 (h)(i)	82	82
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 1.9686% 9/25/43 (h)(i)	1,175	1,136

TOTAL PRIVATE SPONSOR		3,046

U.S. Government Agency - 0.0%
Ginnie Mae guaranteed REMIC pass-thru certificates sequential payer Series 2013-H06 Class HA, 1.65% 1/20/63 (k)	6,544	6,498
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $9,053)		9,544

Commercial Mortgage Securities - 0.1%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8303% 2/14/43 (h)(l)	24	0
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 0.850% 2.6036% 12/25/33 (f)(h)(i)	15	15
Series 2005-3A:
Class A2, 1 month U.S. LIBOR + 0.400% 1.7286% 11/25/35 (f)(h)(i)	161	155
Class M1, 1 month U.S. LIBOR + 0.440% 1.7686% 11/25/35 (f)(h)(i)	21	20
Class M2, 1 month U.S. LIBOR + 0.490% 1.8186% 11/25/35 (f)(h)(i)	27	25
Class M3, 1 month U.S. LIBOR + 0.510% 1.8386% 11/25/35 (f)(h)(i)	24	22
Class M4, 1 month U.S. LIBOR + 0.600% 1.9286% 11/25/35 (f)(h)(i)	30	28
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.390% 1.7186% 1/25/36 (f)(h)(i)	421	394
Class B1, 1 month U.S. LIBOR + 1.400% 2.7286% 1/25/36 (f)(h)(i)	19	15
Class M1, 1 month U.S. LIBOR + 0.450% 1.7786% 1/25/36 (f)(h)(i)	136	126
Class M2, 1 month U.S. LIBOR + 0.470% 1.7986% 1/25/36 (f)(h)(i)	41	38
Class M3, 1 month U.S. LIBOR + 0.500% 1.8286% 1/25/36 (f)(h)(i)	59	54
Class M4, 1 month U.S. LIBOR + 0.610% 1.9386% 1/25/36 (f)(h)(i)	33	29
Class M5, 1 month U.S. LIBOR + 0.650% 1.9786% 1/25/36 (f)(h)(i)	33	25
Class M6, 1 month U.S. LIBOR + 0.700% 2.0286% 1/25/36 (f)(h)(i)	35	27
Series 2006-1:
Class A2, 1 month U.S. LIBOR + 0.360% 1.5979% 4/25/36 (f)(h)(i)	62	59
Class M1, 1 month U.S. LIBOR + 0.380% 1.6179% 4/25/36 (f)(h)(i)	22	21
Class M2, 1 month U.S. LIBOR + 0.400% 1.6379% 4/25/36 (f)(h)(i)	23	22
Class M3, 1 month U.S. LIBOR + 0.420% 1.6579% 4/25/36 (f)(h)(i)	20	19
Class M4, 1 month U.S. LIBOR + 0.520% 1.7579% 4/25/36 (f)(h)(i)	11	11
Class M5, 1 month U.S. LIBOR + 0.560% 1.7979% 4/25/36 (f)(h)(i)	11	10
Class M6, 1 month U.S. LIBOR + 0.640% 1.8779% 4/25/36 (f)(h)(i)	22	20
Series 2006-2A:
Class M1, 1 month U.S. LIBOR + 0.310% 1.6386% 7/25/36 (f)(h)(i)	53	50
Class M2, 1 month U.S. LIBOR + 0.330% 1.6586% 7/25/36 (f)(h)(i)	37	35
Class M3, 1 month U.S. LIBOR + 0.350% 1.6786% 7/25/36 (f)(h)(i)	31	29
Class M4, 1 month U.S. LIBOR + 0.420% 1.7486% 7/25/36 (f)(h)(i)	21	19
Class M5, 1 month U.S. LIBOR + 0.470% 1.7986% 7/25/36 (f)(h)(i)	26	24
Series 2006-3A Class M4, 1 month U.S. LIBOR + 0.430% 1.6679% 10/25/36 (f)(h)(i)	18	15
Series 2006-4A:
Class A2, 1 month U.S. LIBOR + 0.270% 1.5079% 12/25/36 (f)(h)(i)	1,212	1,115
Class M1, 1 month U.S. LIBOR + 0.290% 1.5279% 12/25/36 (f)(h)(i)	80	64
Class M2, 1 month U.S. LIBOR + 0.310% 1.5479% 12/25/36 (f)(h)(i)	54	42
Class M3, 1 month U.S. LIBOR + 0.340% 1.5779% 12/25/36 (f)(h)(i)	55	40
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 1.5079% 3/25/37 (f)(h)(i)	245	228
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 1.5072% 7/25/37 (f)(h)(i)	257	245
Class A2, 1 month U.S. LIBOR + 0.320% 1.5572% 7/25/37 (f)(h)(i)	241	228
Class M1, 1 month U.S. LIBOR + 0.370% 1.6072% 7/25/37 (f)(h)(i)	85	68
Class M2, 1 month U.S. LIBOR + 0.410% 1.6472% 7/25/37 (f)(h)(i)	46	37
Class M3, 1 month U.S. LIBOR + 0.490% 1.7272% 7/25/37 (f)(h)(i)	37	28
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 1.5279% 7/25/37 (f)(h)(i)	253	236
Class M1, 1 month U.S. LIBOR + 0.310% 1.5472% 7/25/37 (f)(h)(i)	50	47
Class M2, 1 month U.S. LIBOR + 0.340% 1.5772% 7/25/37 (f)(h)(i)	54	50
Class M3, 1 month U.S. LIBOR + 0.370% 1.6072% 7/25/37 (f)(h)(i)	84	73
Class M4, 1 month U.S. LIBOR + 0.500% 1.7372% 7/25/37 (f)(h)(i)	133	111
Class M5, 1 month U.S. LIBOR + 0.600% 1.8372% 7/25/37 (f)(h)(i)	51	39
Series 2004-1, Class IO, 1.25% 4/25/34 (f)(l)	507	17
Series 2006-3A, Class IO, 0% 10/25/36 (b)(f)(h)(l)	11,524	0
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class D, 3.768% 4/10/28 (f)	1,100	1,113
CSMC Series 2015-TOWN:
Class B, 1 month U.S. LIBOR + 1.900% 3.1389% 3/15/28 (f)(h)(i)	1,198	1,198
Class C, 1 month U.S. LIBOR + 2.250% 3.4889% 3/15/28 (f)(h)(i)	1,167	1,167
Class D, 1 month U.S. LIBOR + 3.200% 4.4389% 3/15/28 (f)(h)(i)	1,766	1,767
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/34 (f)(h)	6,410	6,489
Class CFX, 3.3822% 12/15/34 (f)(h)	5,380	5,425
Class DFX, 3.3822% 12/15/34 (f)(h)	4,559	4,586
Merrill Lynch Mortgage Trust Series 2008-C1 Class A4, 5.69% 2/12/51	55	55
MSCG Trust Series 2016-SNR:
Class A, 3.348% 11/15/34 (f)(h)	7,357	7,327
Class B, 4.181% 11/15/34 (f)	2,596	2,602
Class C, 5.205% 11/15/34 (f)	1,821	1,849
Wachovia Bank Commercial Mortgage Trust Series 2007-C30:
Class C, 5.483% 12/15/43 (h)	2,736	2,759
Class D, 5.513% 12/15/43 (h)	1,459	1,397
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $40,113)		41,709

Municipal Securities - 0.4%
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	$1,095	$1,623
7.5% 4/1/34	7,195	10,547
7.55% 4/1/39	10,865	16,814
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	1,170	1,190
Series 2010 C1, 7.781% 1/1/35	6,325	7,548
Series 2014 B, 6.314% 1/1/44	3,125	3,347
6.05% 1/1/29	400	415
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	1,354	1,366
4.95% 6/1/23	1,700	1,771
Series 2010-1, 6.63% 2/1/35	15,330	16,994
Series 2010-3:
5.547% 4/1/19	155	160
6.725% 4/1/35	11,505	12,722
7.35% 7/1/35	4,495	5,208
Series 2010-5, 6.2% 7/1/21	1,532	1,608
Series 2011:
5.665% 3/1/18	8,840	8,915
5.877% 3/1/19	19,390	20,062
Series 2013, 4% 12/1/20	6,040	6,097
TOTAL MUNICIPAL SECURITIES
(Cost $110,668)		116,387

Bank Loan Obligations - 0.4%
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.0%
KUEHG Corp. Tranche B, term loan 3 month U.S. LIBOR + 8.250% 9.5828% 8/22/25 (h)(i)	$2,230	$2,241
Hotels, Restaurants & Leisure - 0.0%
Intrawest Resorts Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.5998% 7/31/24 (h)(i)	45	45
Internet & Direct Marketing Retail - 0.0%
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.3498% 9/25/24 (h)(i)	4,830	4,718
Media - 0.1%
Cengage Learning, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.4949% 6/7/23 (h)(i)	2,774	2,639
Numericable LLC Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.000% 4.3491% 1/1/26 (h)(i)	4,075	3,973
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.5327% 8/19/23 (h)(i)	5,570	5,515
		12,127

TOTAL CONSUMER DISCRETIONARY		19,131

ENERGY - 0.1%
Energy Equipment & Services - 0.0%
FTS International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.0998% 4/16/21 (h)(i)	510	497
Pacific Drilling SA Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.875% 6/3/18 (h)(i)	369	129
Seadrill Operating LP Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3328% 2/21/21 (h)(i)	2,804	2,157
		2,783
Oil, Gas & Consumable Fuels - 0.1%
American Energy-Marcellus LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.3387% 8/4/20 (g)(h)(i)	1,582	1,187
Bcp Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.7288% 6/22/24 (h)(i)	1,292	1,301
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 11.6577% 12/31/21 (h)(i)	6,180	6,674
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.016% 11/17/22 (h)(i)	3,700	3,637
Chesapeake Energy Corp. Tranche 1LN, term loan 3 month U.S. LIBOR + 7.500% 8.954% 8/23/21 (h)(i)	6,695	7,122
Chief Exploration & Development, LLC. Tranche 2LN, term loan 3 month U.S. LIBOR + 6.500% 7.9586% 5/16/21 (h)(i)	7,642	7,485
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 7.2449% 3/1/24 (h)(i)	1,610	1,582
		28,988

TOTAL ENERGY		31,771

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Cabazon Finance Authority term loan 11% 3/7/24 pay-in-kind (b)	2,606	2,457
Insurance - 0.0%
Alliant Holdings Intermediate LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.5775% 8/14/22 (h)(i)	65	65
USI, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3498% 5/16/24 (h)(i)	460	459
		524
Real Estate Management & Development - 0.0%
DTZ U.S. Borrower LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.6301% 11/4/22 (h)(i)	45	45

TOTAL FINANCIALS		3,026

HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 8.000% 9.3328% 12/31/23 (h)(i)	2,375	2,339
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.5828% 12/31/22 (h)(i)	2,859	2,782
		5,121
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.6149% 6/21/24 (h)(i)	5,461	5,484
Thomson Reuters IP&S term loan 1 month U.S. LIBOR + 3.250% 4.5998% 10/3/23 (i)	535	536
		6,020
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.0%
Mcafee LLC Tranche B, term loan 3 month U.S. LIBOR + 8.500% 9.8328% 9/29/25 (h)(i)	1,580	1,596
Software - 0.1%
Kronos, Inc. term loan 3 month U.S. LIBOR + 8.250% 9.6268% 11/1/24 (h)(i)	3,520	3,625
Quest Software U.S. Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.919% 10/31/22 (h)(i)	125	126
Renaissance Learning, Inc.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.0828% 4/9/21 (h)(i)	322	324
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.3328% 4/9/22 (h)(i)	5,553	5,574
		9,649

TOTAL INFORMATION TECHNOLOGY		11,245

MATERIALS - 0.0%
Chemicals - 0.0%
American Rock Salt Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.2285% 5/20/21 (h)(i)	1,382	1,380
Tronox Blocked Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3231% 9/22/24 (h)(i)	189	190
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3231% 9/22/24 (h)(i)	436	440
		2,010
Metals & Mining - 0.0%
Murray Energy Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.5828% 4/16/20 (h)(i)	1,154	1,023

TOTAL MATERIALS		3,033

TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.0%
Sable International Finance Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.8498% 1/31/25 (h)(i)	4,675	4,679
Wireless Telecommunication Services - 0.1%
Intelsat Jackson Holdings SA Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.2123% 11/27/23 (h)(i)	15,885	15,633

TOTAL TELECOMMUNICATION SERVICES		20,312

TOTAL BANK LOAN OBLIGATIONS
(Cost $98,960)		99,659

Bank Notes - 0.2%
Capital One NA:
1.65% 2/5/18	$6,500	$6,497
2.95% 7/23/21	7,402	7,450
Discover Bank:
(Delaware) 3.2% 8/9/21	9,037	9,181
3.1% 6/4/20	8,635	8,748
8.7% 11/18/19	532	589
RBS Citizens NA 2.5% 3/14/19	4,029	4,042
Regions Bank 7.5% 5/15/18	11,552	11,831
TOTAL BANK NOTES
(Cost $47,885)		48,338

Preferred Securities - 0.2%
FINANCIALS - 0.2%
Banks - 0.2%
Bank of America Corp. 6.1% (h)(m)	$1,680	$1,884
Barclays Bank PLC 7.625% 11/21/22	7,765	8,859
Citigroup, Inc.:
5.35% (h)(m)	7,440	7,690
5.95% (h)(m)	1,325	1,450
5.95% (h)(m)	5,000	5,332
Credit Agricole SA:
6.625% (f)(h)(m)	7,820	8,237
7.875% (f)(h)(m)	2,225	2,556
8.125% (f)(h)(m)	5,740	6,981
JPMorgan Chase & Co. 6% (h)(m)	11,680	12,891
Royal Bank of Scotland Group PLC:
7.5% (h)(m)	2,245	2,408
8.625% (h)(m)	2,380	2,718
Standard Chartered PLC 7.5% (f)(h)(m)	3,195	3,494
		64,500
Capital Markets - 0.0%
Goldman Sachs Group, Inc. 5.375% (h)(m)	4,850	5,038
TOTAL PREFERRED SECURITIES
(Cost $64,164)		69,538
	Shares	Value (000s)

Fixed-Income Funds - 5.4%
Fidelity Mortgage Backed Securities Central Fund (n)
(Cost $1,431,417)	13,643,714	1,469,292

Other - 0.0%
Other - 0.0%
Tribune Co. Claim (a)(b)
(Cost $11)	11,211	11

Money Market Funds - 1.4%
Fidelity Cash Central Fund, 1.13% (o)	363,052,707	363,125
Fidelity Securities Lending Cash Central Fund 1.13% (o)(p)	11,268,520	11,270
TOTAL MONEY MARKET FUNDS
(Cost $374,394)		374,395
TOTAL INVESTMENT IN SECURITIES - 99.3%
(Cost $20,203,696)		27,226,186
NET OTHER ASSETS (LIABILITIES) - 0.7%		192,098
NET ASSETS - 100%		$27,418,284

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Level 3 security

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $587,387,000 or 2.1% of net assets.

 (e) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,055,750,000 or 3.9% of net assets.

 (g) Non-income producing - Security is in default.

 (h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (i) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (j) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (k) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (m) Security is perpetual in nature with no stated maturity date.

 (n) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (o) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (p) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Atom Tickets LLC	8/15/17	$15,000
Blu Homes, Inc. Series A, 5.00%	6/10/13	$5,000
Corindus Vascular Robotics, Inc.	9/12/14	$12,500
Deem, Inc.	9/19/13	$8,065
Get Heal, Inc. Series B	11/7/16	$2,597
Jello Labs, Inc. Series C	12/22/16	$17,000
Lyft, Inc. Series H	11/22/17	$30,000
Moda Operandi, Inc. Series E	12/18/14	$20,000
Mulberry Health, Inc. Series A8	1/20/16	$20,000
Peloton Interactive, Inc. Series E	3/31/17	$10,000
Rent the Runway, Inc. Series E	12/22/16	$30,000
Space Exploration Technologies Corp. Class A	9/11/17	$5,551
Space Exploration Technologies Corp. Class C	9/11/17	$757
Space Exploration Technologies Corp. Series H	8/4/17	$7,009
Spotify Technology SA	11/14/12	$15,028
The Honest Co., Inc. Series D	8/3/15	$9,000
The Honest Co., Inc. Series E	9/28/17	$20,000
Tory Burch LLC Class A	5/4/15	$50,000
Tory Burch LLC Class B	12/31/12	$17,505
TulCo LLC	8/24/17	$9,520
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$25,000
Vice Holding, Inc.	8/3/12 - 7/18/14	$61,641
WME Entertainment Parent, LLC Class A	4/13/16 - 8/16/16	$50,000
WP Rocket Holdings, Inc.	6/24/11 - 2/2/15	$3,024

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$891
Fidelity Mortgage Backed Securities Central Fund	8,944
Fidelity Securities Lending Cash Central Fund	30
Total	$9,865

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$1,399,390	$83,977	$--	$--	$(14,075)	$1,469,292	21.0%
Total	$1,399,390	$83,977	$--	$--	$(14,075)	$1,469,292

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$2,866,080	$2,421,048	$36,355	$408,677
Consumer Staples	956,486	803,690	152,796	--
Energy	889,627	886,235	3,392	--
Financials	3,261,103	3,261,103	--	--
Health Care	2,616,836	2,588,818	7,365	20,653
Industrials	1,965,276	1,942,439	--	22,837
Information Technology	5,408,934	5,279,446	--	129,488
Materials	928,855	928,855	--	--
Real Estate	264,481	264,481	--	--
Telecommunication Services	6,720	6,720	--	--
Utilities	196,534	193,053	3,481	--
Corporate Bonds	3,799,144	--	3,799,144	--
U.S. Government and Government Agency Obligations	1,788,777	--	1,788,777	--
Asset-Backed Securities	48,460	--	47,675	785
Collateralized Mortgage Obligations	9,544	--	9,544	--
Commercial Mortgage Securities	41,709	--	41,709	--
Municipal Securities	116,387	--	116,387	--
Bank Loan Obligations	99,659	--	97,202	2,457
Bank Notes	48,338	--	48,338	--
Preferred Securities	69,538	--	69,538	--
Fixed-Income Funds	1,469,292	1,469,292	--	--
Other	11	--	--	11
Money Market Funds	374,395	374,395	--	--
Total Investments in Securities:	$27,226,186	$20,419,575	$6,221,703	$584,908

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Equities - Consumer Discretionary
Beginning Balance	$402,977
Net Realized Gain (Loss) on Investment Securities	(22)
Net Unrealized Gain (Loss) on Investment Securities	(39,280)
Cost of Purchases	50,002
Proceeds of Sales	(5,000)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$408,677
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2017	$(33,979)
Other Investments in Securities
Beginning Balance	$192,308
Net Realized Gain (Loss) on Investment Securities	1
Net Unrealized Gain (Loss) on Investment Securities	(22,357)
Cost of Purchases	6,375
Proceeds of Sales	(95)
Amortization/Accretion	8
Transfers into Level 3	--
Transfers out of Level 3	(9)
Ending Balance	$176,231
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2017	$(22,361)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Corporate Bonds	$0	Recovery value	Recovery value	0.0%	Increase
Commercial Mortgage Securities	$0	Expected distribution	Recovery rate	0.0%	Increase
Asset-Backed Securities	$785	Discount cash flow	Yield	7.3%	Decrease
Equities	$581,655	Recovery value	Recovery value	0.0%	Increase
		Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	4.4 - 8.3 / 8.3	Increase
			Enterprise value/Sales multiple (EV/S)	0.7 - 6.8 / 5.8	Increase
			Enterprise value/Gross profit (EV/GP)	5.0	Increase
			Discount rate	8.0% - 72.0% / 14.7%	Decrease
			Discount for lack of marketability	10.0% - 20.0% / 15.4%	Decrease
			Liquidity preference	$0.00 - $73.71 / $60.96	Increase
			Premium rate	45.5% - 161.8% / 145.7%	Increase
		Market approach	Transaction price	$2.50 - $3,350.00 / $427.08	Increase
			Liquidity preference	$33.82 - $45.76 / $39.79	Increase
		Broker quoted	Mid price	$24.50	Increase
Bank Loan Obligations	$2,457	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	6.5	Increase
			Discount for lack of marketability	15.0%	Decrease
Other	$11	Recovery value	Recovery value	1.0%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Values shown as $0 may reflect amounts less than $500. Percentages shown as 0.0% may reflect amounts less than 0.05%.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Balanced Fund

November 30, 2017

BAL-QTLY-0118
1.809104.113

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 66.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.3%
Auto Components - 0.2%
Delphi Automotive PLC	667,700	$69,888
Hertz Global Holdings, Inc. (a)(b)	535,412	10,146
		80,034
Automobiles - 0.3%
Tesla, Inc. (a)	309,882	95,707
Diversified Consumer Services - 0.4%
ServiceMaster Global Holdings, Inc. (a)	2,650,500	129,556
Hotels, Restaurants & Leisure - 1.3%
Cedar Fair LP (depositary unit)	675,400	45,839
Compass Group PLC	3,736,500	75,748
Marriott International, Inc. Class A	536,537	68,140
Starbucks Corp.	944,674	54,621
U.S. Foods Holding Corp. (a)	2,369,300	68,994
Wyndham Worldwide Corp.	847,300	95,228
		408,570
Household Durables - 0.0%
Panasonic Corp.	690,000	10,326
Internet & Direct Marketing Retail - 2.1%
Amazon.com, Inc. (a)	443,200	521,536
JD.com, Inc. sponsored ADR (a)	1,216,600	45,562
Netflix, Inc. (a)	621,814	116,640
		683,738
Leisure Products - 0.1%
Mattel, Inc. (b)	1,542,500	28,151
Media - 2.0%
Charter Communications, Inc. Class A (a)	445,307	145,264
Comcast Corp. Class A	4,424,192	166,084
DISH Network Corp. Class A (a)	97,400	4,933
MDC Partners, Inc. Class A (a)	2,486,450	28,843
The Walt Disney Co.	2,094,300	219,525
Time Warner, Inc.	800,600	73,263
		637,912
Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	1,102,500	113,293
Specialty Retail - 2.1%
Home Depot, Inc.	1,632,944	293,636
L Brands, Inc.	875,003	49,061
Lowe's Companies, Inc.	1,164,200	97,059
O'Reilly Automotive, Inc. (a)	232,708	54,968
TJX Companies, Inc.	1,668,357	126,044
Ulta Beauty, Inc.	212,700	47,158
		667,926
Textiles, Apparel & Luxury Goods - 0.5%
NIKE, Inc. Class B	2,647,550	159,965

TOTAL CONSUMER DISCRETIONARY		3,015,178

CONSUMER STAPLES - 5.2%
Beverages - 1.2%
Anheuser-Busch InBev SA NV	311,400	35,675
Constellation Brands, Inc. Class A (sub. vtg.)	356,227	77,511
Molson Coors Brewing Co. Class B	47,200	3,686
Monster Beverage Corp. (a)	1,034,781	64,850
The Coca-Cola Co.	4,711,108	215,627
		397,349
Food & Staples Retailing - 0.9%
CVS Health Corp.	2,011,285	154,064
Kroger Co.	3,554,508	91,920
Rite Aid Corp. (a)(b)	3,157,960	6,347
Walgreens Boots Alliance, Inc.	560,775	40,802
		293,133
Food Products - 0.5%
Blue Buffalo Pet Products, Inc. (a)(b)	446,383	13,708
Bunge Ltd.	659,263	44,111
Mondelez International, Inc.	1,604,600	68,902
The Hain Celestial Group, Inc. (a)	62,279	2,560
The Simply Good Foods Co.	1,425,700	18,876
TreeHouse Foods, Inc. (a)	546,400	25,145
		173,302
Household Products - 0.5%
Colgate-Palmolive Co.	1,837,667	133,139
Kimberly-Clark Corp.	151,500	18,144
Spectrum Brands Holdings, Inc.	133,700	15,359
		166,642
Personal Products - 0.5%
Avon Products, Inc. (a)	10,042,952	19,885
Coty, Inc. Class A	2,295,953	39,559
Edgewell Personal Care Co. (a)	206,700	11,987
Estee Lauder Companies, Inc. Class A	555,582	69,353
Unilever NV (Certificaten Van Aandelen) (Bearer)	156,500	9,025
		149,809
Tobacco - 1.6%
Altria Group, Inc.	645,213	43,765
British American Tobacco PLC sponsored ADR	3,557,519	226,365
Philip Morris International, Inc.	2,308,999	237,250
		507,380

TOTAL CONSUMER STAPLES		1,687,615

ENERGY - 3.9%
Energy Equipment & Services - 0.3%
Baker Hughes, a GE Co. Class A	923,900	27,468
Hess Midstream Partners LP	439,600	9,293
NCS Multistage Holdings, Inc.	961,000	16,145
Oceaneering International, Inc.	455,491	8,900
Schlumberger Ltd.	376,700	23,676
		85,482
Oil, Gas & Consumable Fuels - 3.6%
Anadarko Petroleum Corp.	1,473,402	70,856
Black Stone Minerals LP	816,100	14,657
Boardwalk Pipeline Partners, LP	1,623,000	21,813
Cabot Oil & Gas Corp.	1,374,050	39,779
Callon Petroleum Co. (a)	1,767,300	19,511
Centennial Resource Development, Inc.:
Class A (a)	413,200	8,384
Class A (c)	639,500	12,975
Chevron Corp.	806,505	95,966
Cimarex Energy Co.	394,202	45,771
ConocoPhillips Co.	2,313,500	117,711
Devon Energy Corp.	1,775,800	68,422
EOG Resources, Inc.	686,600	70,253
Extraction Oil & Gas, Inc. (a)	647,048	9,745
Extraction Oil & Gas, Inc. (c)	591,509	8,908
Exxon Mobil Corp.	1,767,343	147,202
Newfield Exploration Co. (a)	1,560,500	48,266
Parsley Energy, Inc. Class A (a)	1,839,630	49,412
PDC Energy, Inc. (a)	496,000	22,791
Phillips 66 Co.	855,617	83,474
Pioneer Natural Resources Co.	368,800	57,548
PrairieSky Royalty Ltd.	900,337	23,560
Reliance Industries Ltd.	1,360,765	19,445
Suncor Energy, Inc.	1,740,900	60,385
Valero Energy Corp.	779,700	66,758
		1,183,592

TOTAL ENERGY		1,269,074

FINANCIALS - 10.0%
Banks - 4.7%
Bank of America Corp.	17,053,308	480,392
Barclays PLC	7,401,655	19,313
Citigroup, Inc.	4,411,012	333,031
Huntington Bancshares, Inc.	14,538,812	209,359
JPMorgan Chase & Co.	1,927,154	201,426
KeyCorp	2,262,700	42,946
PNC Financial Services Group, Inc.	1,047,600	147,251
SunTrust Banks, Inc.	1,082,400	66,708
Synovus Financial Corp.	386,824	19,198
		1,519,624
Capital Markets - 1.9%
Affiliated Managers Group, Inc.	134,800	26,781
BlackRock, Inc. Class A	243,476	122,028
CBOE Holdings, Inc.	295,711	36,500
Credit Suisse Group AG	1,005,048	17,055
E*TRADE Financial Corp. (a)	2,339,649	112,631
Goldman Sachs Group, Inc.	145,900	36,131
IntercontinentalExchange, Inc.	884,000	63,162
Northern Trust Corp.	832,600	81,412
State Street Corp.	1,218,600	116,194
		611,894
Consumer Finance - 1.5%
Capital One Financial Corp.	3,707,763	341,114
Navient Corp.	219,663	2,770
OneMain Holdings, Inc. (a)	1,504,232	38,824
SLM Corp. (a)	2,291,934	26,518
Synchrony Financial	1,965,700	70,549
		479,775
Diversified Financial Services - 0.3%
Berkshire Hathaway, Inc.:
Class A (a)	129	37,604
Class B (a)	167,000	32,233
KBC Ancora	398,674	24,243
Kimbell Royalty Partners LP	455,400	7,405
On Deck Capital, Inc. (a)	590,700	3,125
		104,610
Insurance - 1.6%
American International Group, Inc.	517,100	31,005
Chubb Ltd.	678,837	103,258
Hartford Financial Services Group, Inc.	1,241,900	71,335
Marsh & McLennan Companies, Inc.	819,677	68,795
MetLife, Inc.	2,014,042	108,114
The Travelers Companies, Inc.	1,081,000	146,551
		529,058

TOTAL FINANCIALS		3,244,961

HEALTH CARE - 9.0%
Biotechnology - 2.4%
Alexion Pharmaceuticals, Inc. (a)	674,404	74,056
Amgen, Inc.	1,512,758	265,731
Biogen, Inc. (a)	494,085	159,179
BioMarin Pharmaceutical, Inc. (a)	267,700	22,969
Celgene Corp. (a)	300,100	30,259
Regeneron Pharmaceuticals, Inc. (a)	146,100	52,868
Shire PLC sponsored ADR	296,100	44,045
TESARO, Inc. (a)	317,900	26,894
Vertex Pharmaceuticals, Inc. (a)	732,400	105,678
		781,679
Health Care Equipment & Supplies - 2.4%
Abbott Laboratories	3,428,500	193,265
Becton, Dickinson & Co.	619,400	141,353
Boston Scientific Corp. (a)	6,495,670	170,706
Intuitive Surgical, Inc. (a)	345,400	138,084
Medtronic PLC	581,624	47,769
ResMed, Inc.	794,600	67,859
Wright Medical Group NV (a)	1,262,200	30,684
		789,720
Health Care Providers & Services - 1.9%
Henry Schein, Inc. (a)	644,508	46,050
Humana, Inc.	385,000	100,431
McKesson Corp.	211,900	31,306
UnitedHealth Group, Inc.	1,961,400	447,533
		625,320
Health Care Technology - 0.3%
Cerner Corp. (a)	1,208,400	85,422
Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	1,542,400	106,796
Thermo Fisher Scientific, Inc.	698,297	134,604
		241,400
Pharmaceuticals - 1.2%
Allergan PLC	631,143	109,712
AstraZeneca PLC sponsored ADR	1,012,700	33,287
Bristol-Myers Squibb Co.	2,059,041	130,111
Jazz Pharmaceuticals PLC (a)	276,900	38,694
Merck & Co., Inc.	397,200	21,953
Roche Holding AG (participation certificate)	117,752	29,758
Sanofi SA sponsored ADR	660,000	30,122
		393,637

TOTAL HEALTH CARE		2,917,178

INDUSTRIALS - 6.6%
Aerospace & Defense - 1.1%
Axon Enterprise, Inc. (a)(b)	2,104,464	52,359
Lockheed Martin Corp.	138,700	44,262
Northrop Grumman Corp.	341,374	104,938
Raytheon Co.	563,300	107,675
The Boeing Co.	10,000	2,768
United Technologies Corp.	336,951	40,923
		352,925
Air Freight & Logistics - 0.1%
United Parcel Service, Inc. Class B	381,541	46,338
Airlines - 1.2%
American Airlines Group, Inc.	4,440,720	224,212
JetBlue Airways Corp. (a)	3,083,031	66,193
United Continental Holdings, Inc. (a)	1,326,400	83,988
		374,393
Building Products - 0.4%
Allegion PLC	1,258,900	105,924
Johnson Controls International PLC	225,000	8,469
		114,393
Commercial Services & Supplies - 0.1%
Waste Management, Inc.	249,400	20,513
Construction & Engineering - 0.2%
AECOM (a)	2,141,800	80,318
Electrical Equipment - 1.2%
AMETEK, Inc.	1,413,705	102,762
Fortive Corp.	1,459,165	108,927
Sensata Technologies Holding BV (a)	2,525,150	126,131
Sunrun, Inc. (a)(b)(d)	6,765,587	37,887
Vivint Solar, Inc. (a)(b)	4,773,972	16,948
		392,655
Industrial Conglomerates - 0.7%
3M Co.	102,600	24,946
General Electric Co.	6,680,976	122,195
Honeywell International, Inc.	522,100	81,427
		228,568
Machinery - 0.1%
Caterpillar, Inc.	194,900	27,510
Marine - 0.0%
A.P. Moller - Maersk A/S Series B	1,111	1,993
Road & Rail - 1.2%
Avis Budget Group, Inc. (a)	1,529,420	58,271
CSX Corp.	2,997,620	167,117
Norfolk Southern Corp.	1,116,800	154,822
		380,210
Trading Companies & Distributors - 0.3%
HD Supply Holdings, Inc. (a)	2,996,967	110,828

TOTAL INDUSTRIALS		2,130,644

INFORMATION TECHNOLOGY - 14.9%
Communications Equipment - 0.1%
Cisco Systems, Inc.	918,600	34,264
CommScope Holding Co., Inc. (a)	301,400	10,847
		45,111
Electronic Equipment & Components - 0.6%
Dell Technologies, Inc. (a)	236,000	18,465
Jabil, Inc.	5,248,915	151,431
Samsung SDI Co. Ltd.	126,448	24,644
		194,540
Internet Software & Services - 4.8%
2U, Inc. (a)	169,039	10,835
58.com, Inc. ADR (a)	1,881,697	134,993
Alibaba Group Holding Ltd. sponsored ADR (a)	649,300	114,978
Alphabet, Inc.:
Class A (a)	200	207
Class C (a)	608,947	621,985
Box, Inc. Class A (a)	2,772,372	58,303
Facebook, Inc. Class A (a)	2,001,269	354,585
MercadoLibre, Inc.	61,085	16,807
MINDBODY, Inc. (a)(b)	2,379,671	77,577
MongoDB, Inc. Class B	140,635	3,611
NetEase, Inc. ADR	54,900	18,046
New Relic, Inc. (a)	762,951	42,939
Shopify, Inc.	123,900	12,863
Twilio, Inc. Class A (a)	1,499,200	39,969
Yext, Inc. (b)(d)	4,665,532	66,764
		1,574,462
IT Services - 0.9%
Cognizant Technology Solutions Corp. Class A	1,424,363	102,953
FleetCor Technologies, Inc. (a)	385,400	70,093
Leidos Holdings, Inc.	318,100	20,222
PayPal Holdings, Inc. (a)	1,222,071	92,547
		285,815
Semiconductors & Semiconductor Equipment - 2.1%
Advanced Micro Devices, Inc. (a)	252,600	2,751
Analog Devices, Inc.	350,047	30,143
Broadcom Ltd.	275,584	76,596
Himax Technologies, Inc. sponsored ADR	575,300	7,899
Micron Technology, Inc. (a)	1,524,026	64,603
Nanya Technology Corp.	3,975,000	10,300
NVIDIA Corp.	606,042	121,639
ON Semiconductor Corp. (a)	4,014,491	80,611
Qorvo, Inc. (a)	1,926,433	147,526
Qualcomm, Inc.	1,384,077	91,820
Semtech Corp. (a)	1,179,100	40,148
		674,036
Software - 5.4%
Activision Blizzard, Inc.	530,531	33,105
Adobe Systems, Inc. (a)	364,016	66,058
Autodesk, Inc. (a)	4,232,591	464,315
Citrix Systems, Inc. (a)	3,692,850	323,604
Electronic Arts, Inc. (a)	220,293	23,428
Fortinet, Inc. (a)	224,900	9,459
HubSpot, Inc. (a)	435,245	35,233
Microsoft Corp.	4,808,912	404,766
Parametric Technology Corp. (a)	1,738,911	110,734
Red Hat, Inc. (a)	116,859	14,813
Salesforce.com, Inc. (a)	1,457,820	152,080
Symantec Corp.	1,196,155	34,653
Totvs SA	2,239,000	20,704
Zendesk, Inc. (a)	2,034,919	68,394
		1,761,346
Technology Hardware, Storage & Peripherals - 1.0%
Apple, Inc.	1,861,231	319,853

TOTAL INFORMATION TECHNOLOGY		4,855,163

MATERIALS - 2.1%
Chemicals - 1.8%
CF Industries Holdings, Inc.	229,400	8,596
DowDuPont, Inc.	2,954,714	212,621
FMC Corp.	131,200	12,385
International Flavors & Fragrances, Inc.	36,091	5,610
LyondellBasell Industries NV Class A	1,249,000	130,770
Monsanto Co.	46,803	5,539
Platform Specialty Products Corp. (a)	2,343,500	23,318
Praxair, Inc.	279,600	43,036
Sherwin-Williams Co.	80,200	32,033
The Chemours Co. LLC	1,247,300	64,111
The Scotts Miracle-Gro Co. Class A	251,481	24,871
Tronox Ltd. Class A	49,800	1,140
W.R. Grace & Co.	198,451	14,548
Westlake Chemical Corp.	221,090	21,651
		600,229
Construction Materials - 0.1%
Eagle Materials, Inc.	378,000	42,310
Containers & Packaging - 0.1%
Ball Corp.	549,888	21,946
Metals & Mining - 0.1%
Freeport-McMoRan, Inc. (a)	1,313,000	18,277

TOTAL MATERIALS		682,762

REAL ESTATE - 2.0%
Equity Real Estate Investment Trusts (REITs) - 1.9%
Altisource Residential Corp. Class B	2,425,696	26,561
American Homes 4 Rent Class A	1,423,800	30,583
American Tower Corp.	956,200	137,626
Boston Properties, Inc.	409,997	51,405
Colony NorthStar, Inc.	2,238,909	27,292
Corporate Office Properties Trust (SBI)	578,000	17,537
Corrections Corp. of America	233,900	5,499
DDR Corp.	773,700	5,903
Equinix, Inc.	126,600	58,804
Equity Lifestyle Properties, Inc.	109,800	9,916
Extra Space Storage, Inc.	250,736	21,403
Gaming & Leisure Properties	128,600	4,671
General Growth Properties, Inc.	885,600	20,812
Healthcare Trust of America, Inc.	948,700	29,021
Omega Healthcare Investors, Inc. (b)	103,100	2,768
Outfront Media, Inc.	578,062	13,561
Pennsylvania Real Estate Investment Trust (SBI) (b)	624,500	6,926
Prologis, Inc.	945,400	62,614
Spirit Realty Capital, Inc.	1,902,800	16,250
Store Capital Corp.	1,359,200	35,095
Sun Communities, Inc.	192,142	17,881
VEREIT, Inc.	1,319,300	10,291
		612,419
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	916,903	39,757

TOTAL REAL ESTATE		652,176

TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.	5,405,764	196,662
Verizon Communications, Inc.	3,341,120	170,030
Zayo Group Holdings, Inc. (a)	615,663	21,758
		388,450
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	521,601	31,854

TOTAL TELECOMMUNICATION SERVICES		420,304

UTILITIES - 2.2%
Electric Utilities - 1.2%
Exelon Corp.	2,571,125	107,242
FirstEnergy Corp.	824,748	28,157
Great Plains Energy, Inc.	594,049	20,382
NextEra Energy, Inc.	1,098,500	173,607
PG&E Corp.	1,187,429	64,406
		393,794
Independent Power and Renewable Electricity Producers - 0.2%
NRG Energy, Inc.	1,219,100	33,708
NRG Yield, Inc. Class C	548,227	10,444
The AES Corp.	2,846,500	30,116
		74,268
Multi-Utilities - 0.8%
CenterPoint Energy, Inc.	285,000	8,553
Dominion Resources, Inc.	1,053,322	88,616
Public Service Enterprise Group, Inc.	681,970	36,185
SCANA Corp.	125,156	5,403
Sempra Energy	980,059	118,577
		257,334

TOTAL UTILITIES		725,396

TOTAL COMMON STOCKS
(Cost $16,017,953)		21,600,451
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 9.8%
CONSUMER DISCRETIONARY - 0.8%
Automobiles - 0.3%
General Motors Co. 3.5% 10/2/18	5,595	5,660
General Motors Financial Co., Inc.:
3.15% 1/15/20	19,000	19,233
3.25% 5/15/18	2,895	2,913
3.5% 7/10/19	41,541	42,240
4% 1/15/25	7,674	7,818
4.2% 3/1/21	10,665	11,117
4.25% 5/15/23	3,220	3,361
		92,342
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 2.875% 1/15/19	617	620
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp.:
2.75% 12/9/20	1,722	1,743
3.7% 1/30/26	4,539	4,718
		6,461
Media - 0.5%
21st Century Fox America, Inc. 7.75% 12/1/45	9,421	13,883
AOL Time Warner, Inc. 2.95% 7/15/26	23,000	21,673
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	10,261	10,695
4.908% 7/23/25	6,898	7,286
5.375% 5/1/47	1,770	1,789
Time Warner Cable, Inc.:
4% 9/1/21	10,989	11,292
4.5% 9/15/42	1,982	1,833
5.5% 9/1/41	3,051	3,180
5.875% 11/15/40	7,066	7,601
6.55% 5/1/37	40,485	46,352
6.75% 7/1/18	1,974	2,026
7.3% 7/1/38	7,024	8,651
8.25% 4/1/19	11,974	12,876
Time Warner, Inc. 2.1% 6/1/19	12,500	12,475
		161,612

TOTAL CONSUMER DISCRETIONARY		261,035

CONSUMER STAPLES - 0.7%
Beverages - 0.3%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	18,881	19,022
3.3% 2/1/23	20,335	20,849
4.7% 2/1/36	19,253	21,317
4.9% 2/1/46	22,019	24,814
		86,002
Food & Staples Retailing - 0.1%
CVS Health Corp.:
3.5% 7/20/22	4,494	4,577
3.875% 7/20/25	7,967	8,148
Walgreens Boots Alliance, Inc.:
2.7% 11/18/19	3,939	3,967
3.3% 11/18/21	4,671	4,754
		21,446
Tobacco - 0.3%
Altria Group, Inc.:
2.625% 1/14/20	12,900	13,003
4% 1/31/24	3,615	3,849
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (e)	8,553	8,844
4.25% 7/21/25 (e)	8,553	8,941
Reynolds American, Inc.:
2.3% 6/12/18	3,810	3,818
3.25% 6/12/20	1,695	1,726
4% 6/12/22	5,830	6,083
4.45% 6/12/25	4,227	4,512
4.85% 9/15/23	8,000	8,708
5.7% 8/15/35	2,194	2,581
5.85% 8/15/45	16,830	20,495
6.15% 9/15/43	14,000	17,671
7.25% 6/15/37	7,569	10,442
		110,673

TOTAL CONSUMER STAPLES		218,121

ENERGY - 1.7%
Energy Equipment & Services - 0.1%
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21	2,791	2,981
6.5% 4/1/20	3,517	3,812
Halliburton Co.:
3.8% 11/15/25	4,660	4,800
4.85% 11/15/35	4,069	4,443
Noble Holding International Ltd.:
5.75% 3/16/18	617	617
7.7% 4/1/25 (f)	3,936	3,316
8.7% 4/1/45 (f)	3,799	2,982
		22,951
Oil, Gas & Consumable Fuels - 1.6%
Amerada Hess Corp. 7.875% 10/1/29	4,487	5,560
Anadarko Finance Co. 7.5% 5/1/31	13,089	16,718
Anadarko Petroleum Corp.:
4.85% 3/15/21	12,068	12,776
5.55% 3/15/26	6,563	7,295
6.45% 9/15/36	1,840	2,216
6.6% 3/15/46	8,910	11,166
Canadian Natural Resources Ltd.:
1.75% 1/15/18	2,851	2,850
5.85% 2/1/35	4,725	5,489
Cenovus Energy, Inc. 4.25% 4/15/27 (e)	9,753	9,647
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	1,617	1,620
3.3% 6/1/20	7,911	8,039
4.5% 6/1/25	2,416	2,568
DCP Midstream LLC:
4.75% 9/30/21 (e)	6,909	7,099
5.35% 3/15/20 (e)	6,814	7,052
DCP Midstream Operating LP:
3.875% 3/15/23	2,761	2,754
4.95% 4/1/22	1,267	1,318
5.6% 4/1/44	2,216	2,166
Duke Energy Field Services 6.45% 11/3/36 (e)	6,493	6,948
Empresa Nacional de Petroleo 4.375% 10/30/24 (e)	5,615	5,860
Enable Midstream Partners LP:
2.4% 5/15/19 (f)	1,957	1,946
3.9% 5/15/24 (f)	2,064	2,071
Enbridge Energy Partners LP:
4.2% 9/15/21	8,103	8,456
4.375% 10/15/20	5,808	6,059
Enbridge, Inc.:
4.25% 12/1/26	3,252	3,388
5.5% 12/1/46	3,753	4,325
Kinder Morgan Energy Partners LP 6.55% 9/15/40	904	1,050
Marathon Petroleum Corp. 5.125% 3/1/21	4,415	4,747
Nakilat, Inc. 6.067% 12/31/33 (e)	2,490	2,888
Nexen, Inc. 6.2% 7/30/19	2,252	2,375
Petrobras Global Finance BV:
4.375% 5/20/23	4,137	4,087
5.625% 5/20/43	22,261	19,951
7.25% 3/17/44	30,172	31,492
Petrobras International Finance Co. Ltd. 5.375% 1/27/21	38,192	39,720
Petroleos Mexicanos:
3.5% 7/23/20	8,815	8,957
3.5% 1/30/23	5,005	4,910
4.5% 1/23/26	11,915	11,913
4.625% 9/21/23	13,980	14,434
4.875% 1/24/22	1,430	1,495
4.875% 1/18/24	7,021	7,302
5.375% 3/13/22 (e)	4,960	5,302
5.5% 1/21/21	13,423	14,329
5.5% 6/27/44	6,301	5,895
5.625% 1/23/46	11,673	10,914
6% 3/5/20	4,797	5,116
6.375% 1/23/45	26,396	26,924
6.5% 3/13/27 (e)	8,390	9,252
6.5% 6/2/41	8,420	8,775
6.75% 9/21/47	12,583	13,305
6.75% 9/21/47 (e)	8,930	9,443
6.875% 8/4/26	13,000	14,833
8% 5/3/19	3,943	4,247
Phillips 66 Co. 4.3% 4/1/22	6,383	6,780
Phillips 66 Partners LP 2.646% 2/15/20	652	653
Southeast Supply Header LLC 4.25% 6/15/24 (e)	5,790	5,987
Southwestern Energy Co. 6.7% 1/23/25 (f)	4,632	4,817
The Williams Companies, Inc.:
3.7% 1/15/23	5,046	5,046
4.55% 6/24/24	25,316	26,234
Western Gas Partners LP:
4.65% 7/1/26	2,228	2,312
5.375% 6/1/21	23,110	24,583
Williams Partners LP:
3.6% 3/15/22	6,925	7,087
3.9% 1/15/25	2,391	2,435
4% 11/15/21	3,157	3,273
4.3% 3/4/24	10,014	10,495
4.5% 11/15/23	3,444	3,647
		532,391

TOTAL ENERGY		555,342

FINANCIALS - 4.2%
Banks - 2.3%
Bank of America Corp.:
2.6% 1/15/19	57,427	57,742
3.5% 4/19/26	9,902	10,062
3.875% 8/1/25	9,873	10,349
3.95% 4/21/25	6,998	7,194
4.2% 8/26/24	11,449	12,023
4.25% 10/22/26	6,748	7,080
5.75% 12/1/17	19,000	19,000
Barclays PLC:
2% 3/16/18	16,700	16,700
2.75% 11/8/19	5,728	5,756
3.25% 1/12/21	8,790	8,901
4.375% 1/12/26	11,847	12,310
BB&T Corp. 3.95% 3/22/22	1,805	1,892
Citigroup, Inc.:
2.7% 10/27/22	39,557	39,210
3.875% 3/26/25	17,000	17,323
4.05% 7/30/22	17,500	18,238
4.3% 11/20/26	14,000	14,573
Citizens Bank NA 2.55% 5/13/21	3,064	3,054
Citizens Financial Group, Inc. 4.15% 9/28/22 (e)	7,659	7,929
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	8,440	8,484
3.75% 3/26/25	8,440	8,620
3.8% 9/15/22	13,270	13,703
3.8% 6/9/23	16,850	17,412
Credit Suisse New York Branch 5.4% 1/14/20	1,450	1,533
Discover Bank 7% 4/15/20	4,144	4,539
Fifth Third Bancorp:
2.875% 7/27/20	43,000	43,532
3.5% 3/15/22	638	656
4.5% 6/1/18	584	591
HBOS PLC 6.75% 5/21/18 (e)	560	572
HSBC Holdings PLC 4.25% 3/14/24	3,415	3,552
Huntington Bancshares, Inc. 7% 12/15/20	3,353	3,768
Huntington National Bank:
1.7% 2/26/18	37,500	37,502
2.2% 4/1/19	3,200	3,201
2.4% 4/1/20	40,000	39,980
Intesa Sanpaolo SpA:
5.017% 6/26/24 (e)	5,410	5,530
5.71% 1/15/26 (e)	13,365	14,167
JPMorgan Chase & Co.:
2.75% 6/23/20	10,395	10,490
2.95% 10/1/26	34,906	34,091
3.875% 9/10/24	24,177	25,181
4.125% 12/15/26	61,229	63,784
KeyCorp. 5.1% 3/24/21	628	679
Rabobank Nederland 4.375% 8/4/25	13,516	14,233
Regions Bank 6.45% 6/26/37	12,100	15,126
Regions Financial Corp. 3.2% 2/8/21	5,563	5,665
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	23,104	24,537
6% 12/19/23	12,648	13,990
6.1% 6/10/23	9,334	10,301
6.125% 12/15/22	39,429	43,468
SunTrust Banks, Inc. 2.35% 11/1/18	3,000	3,009
		741,232
Capital Markets - 1.1%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	9,670	9,709
4.25% 2/15/24	3,357	3,523
Credit Suisse AG 6% 2/15/18	17,158	17,298
Deutsche Bank AG:
4.25% 10/14/21	3,740	3,892
4.5% 4/1/25	27,715	28,114
Deutsche Bank AG New York Branch 3.3% 11/16/22	14,530	14,499
Goldman Sachs Group, Inc.:
2.6% 4/23/20	1,000	1,003
2.876% 10/31/22 (f)	125,990	125,792
5.95% 1/18/18	5,343	5,370
6.15% 4/1/18	3,993	4,048
IntercontinentalExchange, Inc. 2.75% 12/1/20	3,082	3,122
Lazard Group LLC 4.25% 11/14/20	5,286	5,536
Moody's Corp.:
3.25% 1/15/28 (e)	4,208	4,147
4.875% 2/15/24	3,952	4,339
Morgan Stanley:
2.125% 4/25/18	18,100	18,117
2.5% 1/24/19	43,150	43,321
2.65% 1/27/20	2,659	2,676
3.125% 7/27/26	1,531	1,502
3.7% 10/23/24	5,388	5,562
4.875% 11/1/22	8,674	9,339
5.625% 9/23/19	547	578
5.95% 12/28/17	301	302
Peachtree Corners Funding Trust 3.976% 2/15/25 (e)	10,000	10,173
Thomson Reuters Corp. 3.85% 9/29/24	5,214	5,401
UBS AG Stamford Branch 2.375% 8/14/19	12,750	12,785
UBS Group Funding Ltd. 4.125% 9/24/25 (e)	9,717	10,189
		350,337
Consumer Finance - 0.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 3.5% 5/26/22	3,172	3,228
Capital One Financial Corp. 2.45% 4/24/19	5,260	5,274
Discover Financial Services:
3.85% 11/21/22	2,701	2,782
3.95% 11/6/24	20,000	20,488
5.2% 4/27/22	2,488	2,690
Ford Motor Credit Co. LLC:
2.145% 1/9/18	25,000	25,009
2.875% 10/1/18	11,000	11,074
5% 5/15/18	10,000	10,138
5.875% 8/2/21	12,574	13,896
Hyundai Capital America:
2.55% 2/6/19 (e)	6,671	6,660
2.875% 8/9/18 (e)	2,848	2,857
Synchrony Financial:
3% 8/15/19	2,283	2,305
3.75% 8/15/21	8,466	8,690
4.25% 8/15/24	3,469	3,612
		118,703
Diversified Financial Services - 0.1%
Brixmor Operating Partnership LP:
3.25% 9/15/23	11,325	11,097
3.875% 8/15/22	10,251	10,526
4.125% 6/15/26	3,990	4,015
Voya Financial, Inc. 3.125% 7/15/24	4,991	4,946
		30,584
Insurance - 0.4%
AIA Group Ltd. 2.25% 3/11/19 (e)	1,416	1,409
American International Group, Inc.:
3.3% 3/1/21	4,640	4,741
3.75% 7/10/25	14,847	15,216
4.875% 6/1/22	11,881	12,877
Aon Corp. 5% 9/30/20	129	138
Great-West Life & Annuity Insurance Co. 3 month U.S. LIBOR + 2.538% 3.957% 5/16/46 (e)(f)(g)	2,508	2,489
Liberty Mutual Group, Inc.:
4.25% 6/15/23 (e)	6,498	6,865
5% 6/1/21 (e)	8,525	9,151
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	4,819	5,170
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (e)	9,547	9,918
Metropolitan Life Global Funding I 1.875% 6/22/18 (e)	7,075	7,077
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (e)	4,915	6,473
Pacific LifeCorp 5.125% 1/30/43 (e)	7,709	8,577
Prudential Financial, Inc.:
2.3% 8/15/18	888	891
7.375% 6/15/19	2,520	2,714
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (e)	8,243	9,289
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (e)	1,938	1,958
4.125% 11/1/24 (e)	2,810	2,958
Unum Group:
3.875% 11/5/25	9,271	9,472
5.625% 9/15/20	3,860	4,171
5.75% 8/15/42	12,079	14,539
		136,093

TOTAL FINANCIALS		1,376,949

HEALTH CARE - 0.4%
Biotechnology - 0.0%
AbbVie, Inc. 3.2% 11/6/22	8,127	8,240
Health Care Providers & Services - 0.2%
HCA Holdings, Inc.:
3.75% 3/15/19	11,874	12,022
4.25% 10/15/19	20,200	20,730
4.75% 5/1/23	375	391
5.875% 3/15/22	450	488
6.5% 2/15/20	12,966	13,922
Medco Health Solutions, Inc. 4.125% 9/15/20	5,031	5,232
WellPoint, Inc. 1.875% 1/15/18	195	195
		52,980
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
2.4% 2/1/19	1,100	1,103
3.3% 2/15/22	13,389	13,651
		14,754
Pharmaceuticals - 0.2%
Actavis Funding SCS:
2.45% 6/15/19	3,839	3,844
3% 3/12/20	7,106	7,171
3.45% 3/15/22	12,371	12,577
Mylan N.V.:
2.5% 6/7/19	4,811	4,807
3.15% 6/15/21	9,840	9,894
3.95% 6/15/26	4,843	4,828
Perrigo Finance PLC:
3.5% 12/15/21	739	751
3.9% 12/15/24	2,611	2,658
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	6,966	6,401
2.8% 7/21/23	4,987	4,403
3.15% 10/1/26	5,937	4,952
		62,286

TOTAL HEALTH CARE		138,260

INDUSTRIALS - 0.2%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 6.375% 6/1/19 (e)	5,000	5,292
Airlines - 0.0%
Continental Airlines, Inc. 6.9% 1/2/18	54	54
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	316	320
8.36% 1/20/19	283	283
		657
Machinery - 0.0%
Ingersoll-Rand Luxembourg Finance SA 2.625% 5/1/20	1,829	1,831
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
2.125% 1/15/18	3,319	3,320
2.625% 9/4/18	8,396	8,424
3% 9/15/23	1,367	1,359
3.375% 6/1/21	4,953	5,066
3.75% 2/1/22	7,839	8,127
3.875% 4/1/21	4,953	5,150
4.25% 9/15/24	5,492	5,774
4.75% 3/1/20	5,518	5,793
		43,013

TOTAL INDUSTRIALS		50,793

INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA 2.375% 12/17/18	1,262	1,266
Technology Hardware, Storage & Peripherals - 0.0%
Hewlett Packard Enterprise Co. 6.35% 10/15/45 (f)	1,100	1,124

TOTAL INFORMATION TECHNOLOGY		2,390

MATERIALS - 0.1%
Metals & Mining - 0.1%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (e)(f)	3,645	3,955
6.75% 10/19/75 (e)(f)	9,054	10,616
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (e)	2,954	2,946
4.5% 8/13/23 (Reg. S)	10,600	11,334
4.5% 8/1/47 (e)	3,000	3,132
		31,983
REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	1,369	1,376
4.6% 4/1/22	2,434	2,586
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,759	1,809
American Tower Corp. 2.8% 6/1/20	8,000	8,069
AvalonBay Communities, Inc. 3.625% 10/1/20	2,800	2,891
Camden Property Trust 2.95% 12/15/22	2,417	2,425
CommonWealth REIT 5.875% 9/15/20	1,166	1,236
Corporate Office Properties LP:
3.7% 6/15/21	4,267	4,354
5% 7/1/25	5,570	5,951
DDR Corp.:
3.625% 2/1/25	4,613	4,474
3.9% 8/15/24	1,328	1,322
4.25% 2/1/26	3,429	3,434
4.625% 7/15/22	4,470	4,689
Duke Realty LP:
3.625% 4/15/23	3,152	3,233
3.75% 12/1/24	2,549	2,623
3.875% 10/15/22	5,452	5,678
Equity One, Inc. 3.75% 11/15/22	8,200	8,411
Federal Realty Investment Trust 5.9% 4/1/20	1,971	2,124
HCP, Inc.:
3.4% 2/1/25	7,000	6,958
3.875% 8/15/24	13,000	13,315
Health Care REIT, Inc.:
2.25% 3/15/18	2,600	2,604
4.125% 4/1/19	13,700	13,983
Lexington Corporate Properties Trust 4.4% 6/15/24	2,249	2,268
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	11,855	12,053
4.5% 1/15/25	4,460	4,441
4.5% 4/1/27	34,977	34,213
4.75% 1/15/28	11,399	11,265
4.95% 4/1/24	2,101	2,194
5.25% 1/15/26	10,420	10,864
Retail Opportunity Investments Partnership LP:
4% 12/15/24	1,583	1,561
5% 12/15/23	1,140	1,192
Weingarten Realty Investors 3.375% 10/15/22	1,228	1,243
WP Carey, Inc. 4% 2/1/25	9,404	9,440
		194,279
Real Estate Management & Development - 0.4%
Brandywine Operating Partnership LP:
3.95% 2/15/23	9,479	9,692
3.95% 11/15/27	6,238	6,172
4.1% 10/1/24	6,548	6,671
4.55% 10/1/29	7,034	7,180
4.95% 4/15/18	4,846	4,887
Digital Realty Trust LP:
3.4% 10/1/20	9,100	9,311
3.95% 7/1/22	5,951	6,226
4.75% 10/1/25	6,539	7,123
5.25% 3/15/21	4,138	4,457
Liberty Property LP:
3.375% 6/15/23	3,313	3,351
4.125% 6/15/22	3,219	3,394
4.75% 10/1/20	8,747	9,219
Mack-Cali Realty LP:
3.15% 5/15/23	7,438	6,908
4.5% 4/18/22	2,016	2,024
Post Apartment Homes LP 3.375% 12/1/22	1,364	1,384
Tanger Properties LP:
3.125% 9/1/26	4,924	4,647
3.75% 12/1/24	4,790	4,796
3.875% 12/1/23	2,716	2,742
Ventas Realty LP:
3.125% 6/15/23	2,534	2,527
3.5% 2/1/25	2,833	2,852
3.75% 5/1/24	7,900	8,110
4.125% 1/15/26	2,782	2,891
4.375% 2/1/45	1,322	1,335
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	4,056	4,058
4% 4/30/19	1,999	2,040
		123,997

TOTAL REAL ESTATE		318,276

TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
AT&T, Inc.:
2.45% 6/30/20	5,759	5,751
3.6% 2/17/23	13,016	13,313
BellSouth Capital Funding Corp. 7.875% 2/15/30	61	79
Verizon Communications, Inc.:
2.625% 2/21/20	5,764	5,803
5.012% 4/15/49	5,561	5,759
5.012% 8/21/54	23,143	23,339
		54,044
UTILITIES - 0.5%
Electric Utilities - 0.4%
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (e)	5,539	6,142
6.4% 9/15/20 (e)	14,254	15,653
Eversource Energy 1.45% 5/1/18	1,676	1,674
FirstEnergy Corp.:
4.25% 3/15/23	27,079	28,393
7.375% 11/15/31	35,412	47,197
FirstEnergy Solutions Corp. 6.05% 8/15/21	12,120	5,818
IPALCO Enterprises, Inc.:
3.45% 7/15/20	13,932	14,124
3.7% 9/1/24 (e)	3,782	3,765
LG&E and KU Energy LLC 3.75% 11/15/20	1,034	1,070
Nevada Power Co. 6.5% 8/1/18	2,642	2,721
NV Energy, Inc. 6.25% 11/15/20	1,957	2,159
PG&E Corp. 2.4% 3/1/19	931	932
Progress Energy, Inc. 4.4% 1/15/21	405	424
TECO Finance, Inc. 5.15% 3/15/20	164	174
West Penn Power Co. 5.95% 12/15/17 (e)	6,500	6,508
		136,754
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	2,473	2,596
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP:
2.15% 6/15/19	2,358	2,351
2.7% 6/15/21	2,321	2,321
3.55% 6/15/26	3,712	3,721
		8,393
Multi-Utilities - 0.1%
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 3.6328% 9/30/66 (f)(g)	20,448	19,221
3 month U.S. LIBOR + 2.825% 4.16% 6/30/66 (f)(g)	5,485	5,430
NiSource Finance Corp. 6.8% 1/15/19	624	655
Puget Energy, Inc. 6% 9/1/21	813	905
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 3.5284% 5/15/67 (f)(g)	4,882	4,689
		30,900

TOTAL UTILITIES		178,643

TOTAL NONCONVERTIBLE BONDS
(Cost $3,084,322)		3,185,836

U.S. Government and Government Agency Obligations - 10.7%
U.S. Treasury Inflation-Protected Obligations - 1.7%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$123,072	$119,015
0.875% 2/15/47	28,599	28,578
1% 2/15/46	25,740	26,472
1.375% 2/15/44	103,249	115,229
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/26	73,623	71,198
0.25% 1/15/25	65,678	64,638
0.375% 1/15/27	30,571	30,017
0.625% 1/15/26	103,875	104,606

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		559,753

U.S. Treasury Obligations - 9.0%
U.S. Treasury Bills, yield at date of purchase 1.03% to 1.07% 12/14/17 to 1/18/18 (h)	10,030	10,017
U.S. Treasury Bonds:
3% 5/15/45 (i)	30,750	31,739
3% 11/15/45	85,886	88,607
3% 2/15/47	148,375	153,070
3% 5/15/47	68,210	70,368
U.S. Treasury Notes:
1.25% 3/31/21	287,028	280,301
1.25% 10/31/21	441,071	427,822
1.5% 8/15/26	20,991	19,509
1.75% 6/30/22	95,692	94,126
1.875% 3/31/22	207,272	205,296
1.875% 7/31/22	98,619	97,490
1.875% 9/30/22	201,760	199,301
2% 12/31/21	442,692	441,378
2% 11/30/22	60,000	59,585
2.125% 7/31/24	336,093	332,391
2.125% 11/30/24	301,160	297,325
2.25% 10/31/24	67,349	67,078
2.375% 5/15/27	31,530	31,391

TOTAL U.S. TREASURY OBLIGATIONS		2,906,794

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $3,502,984)		3,466,547

U.S. Government Agency - Mortgage Securities - 0.3%
Freddie Mac - 0.3%
3% 11/1/46 to 12/1/47
(Cost $100,514)	100,470	100,256

Asset-Backed Securities - 0.2%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1 month U.S. LIBOR + 0.705% 2.0336% 4/25/35 (f)(g)	$729	$727
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1 month U.S. LIBOR + 1.650% 2.9786% 3/25/34 (f)(g)	195	196
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1 month U.S. LIBOR + 1.050% 2.3786% 12/25/33 (f)(g)	37	36
Series 2004-R2 Class M3, 1 month U.S. LIBOR + 0.825% 2.1536% 4/25/34 (f)(g)	99	91
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1 month U.S. LIBOR + 0.780% 2.1086% 3/25/34 (f)(g)	53	50
Series 2004-W11 Class M2, 1 month U.S. LIBOR + 1.050% 2.3786% 11/25/34 (f)(g)	476	479
Series 2004-W7 Class M1, 1 month U.S. LIBOR + 0.825% 2.1536% 5/25/34 (f)(g)	1,203	1,206
Series 2006-W4 Class A2C, 1 month U.S. LIBOR + 0.160% 1.4886% 5/25/36 (f)(g)	1,183	454
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1 month U.S. LIBOR + 0.825% 2.1536% 4/25/34 (f)(g)	1,465	1,403
Series 2006-HE2 Class M1, 1 month U.S. LIBOR + 0.370% 1.6079% 3/25/36 (f)(g)	18	7
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (e)	17,369	18,076
Class AA, 2.487% 12/16/41 (e)	4,149	4,120
Capital Auto Receivables Asset Trust Series 2016-1 Class A3, 1.73% 4/20/20	8,955	8,953
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 1 month U.S. LIBOR + 0.140% 1.3779% 12/25/36 (f)(g)	1,978	1,668
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1 month U.S. LIBOR + 1.455% 2.7836% 4/25/34 (f)(g)	56	53
Series 2004-4 Class M2, 1 month U.S. LIBOR + 0.795% 2.1236% 6/25/34 (f)(g)	85	85
Series 2004-7 Class AF5, 5.868% 1/25/35	629	638
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-5 Class A2, 1 month U.S. LIBOR + 0.700%1.9379% 12/25/33 (f)(g)	36	35
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (e)	6,188	6,237
Class A2II, 4.03% 11/20/47 (e)	8,859	8,922
Fannie Mae Series 2004-T5 Class AB3, 1 month U.S. LIBOR + 0.392% 2.0334% 5/28/35 (f)(g)	43	41
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 1 month U.S. LIBOR + 2.175% 3.5036% 8/25/34 (f)(g)	228	221
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.825% 2.1536% 3/25/34 (f)(g)	3	2
Fremont Home Loan Trust Series 2005-A:
Class M3, 1 month U.S. LIBOR + 0.735% 1.9729% 1/25/35 (f)(g)	1,041	1,031
Class M4, 1 month U.S. LIBOR + 1.020% 2.2579% 1/25/35 (f)(g)	381	305
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 3 month U.S. LIBOR + 0.380% 1.8421% 2/25/47 (e)(f)(g)	1,371	1,309
GE Business Loan Trust Series 2006-2A:
Class A, 1 month U.S. LIBOR + 0.180% 1.4261% 11/15/34 (e)(f)(g)	352	341
Class B, 1 month U.S. LIBOR + 0.280% 1.5303% 11/15/34 (e)(f)(g)	127	119
Class C, 1 month U.S. LIBOR + 0.380% 1.6303% 11/15/34 (e)(f)(g)	211	196
Class D, 1 month U.S. LIBOR + 0.750% 2.0003% 11/15/34 (e)(f)(g)	80	74
Home Equity Asset Trust:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 1.320% 2.5579% 8/25/33 (f)(g)	204	206
Series 2003-3 Class M1, 1 month U.S. LIBOR + 1.290% 2.6186% 8/25/33 (f)(g)	356	352
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 1 month U.S. LIBOR + 0.190% 1.5186% 1/25/37 (f)(g)	1,545	1,077
Keycorp Student Loan Trust Series 2006-A Class 2C, 3 month U.S. LIBOR + 1.150% 2.4433% 3/27/42 (f)(g)	2,909	2,138
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 1 month U.S. LIBOR + 0.300% 1.5379% 5/25/37 (f)(g)	307	65
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1 month U.S. LIBOR + 0.750% 2.0786% 7/25/34 (f)(g)	86	81
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1 month U.S. LIBOR + 0.975% 2.3036% 7/25/34 (f)(g)	131	129
Series 2006-FM1 Class A2B, 1 month U.S. LIBOR + 0.110% 1.3479% 4/25/37 (f)(g)	3	2
Series 2006-OPT1 Class A1A, 1 month U.S. LIBOR + 0.520% 1.8486% 6/25/35 (f)(g)	1,136	1,102
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1 month U.S. LIBOR + 0.680% 2.0086% 8/25/34 (f)(g)	63	61
Series 2005-NC1 Class M1, 1 month U.S. LIBOR + 0.660% 1.9886% 1/25/35 (f)(g)	111	109
Series 2005-NC2 Class B1, 1 month U.S. LIBOR + 1.755% 3.0836% 3/25/35 (f)(g)	127	5
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 1.8386% 9/25/35 (f)(g)	1,566	1,554
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1 month U.S. LIBOR + 1.875% 3.2036% 9/25/34 (f)(g)	512	516
Class M4, 1 month U.S. LIBOR + 2.175% 3.5036% 9/25/34 (f)(g)	750	599
Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.245% 2.5736% 1/25/36 (f)(g)	1,620	1,623
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1 month U.S. LIBOR + 0.800% 2.1286% 4/25/33 (f)(g)	6	5
Saxon Asset Securities Trust Series 2004-1 Class M1, 1 month U.S. LIBOR + 0.795% 2.1236% 3/25/35 (f)(g)	510	505
SLM Private Credit Student Loan Trust Series 2004-A Class C, 3 month U.S. LIBOR + 0.950% 2.27% 6/15/33 (f)(g)	131	131
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1 month U.S. LIBOR + 1.725% 3.0536% 9/25/34 (f)(g)	36	35
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 2.1886% 9/25/34 (f)(g)	32	30
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 1.8621% 4/6/42 (e)(f)(g)(j)	2,116	1,132
TOTAL ASSET-BACKED SECURITIES
(Cost $59,025)		68,532

Collateralized Mortgage Obligations - 0.1%
Private Sponsor - 0.0%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 1 month U.S. LIBOR + 0.560% 1.8886% 1/25/35 (f)(g)	495	497
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 3.5992% 10/25/34 (f)	278	281
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 3.4247% 8/25/36 (f)	673	650
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 1.4072% 2/25/37 (f)(g)	362	355
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1 month U.S. LIBOR + 0.290% 1.6186% 7/25/35 (f)(g)	452	447
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 1 month U.S. LIBOR + 2.350% 3.585% 6/10/35 (e)(f)(g)	212	151
Class B6, 1 month U.S. LIBOR + 2.850% 4.085% 6/10/35 (e)(f)(g)	45	26
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 2.3127% 7/20/34 (f)(g)	20	19
Structured Asset Securities Corp. Series 2003-15A Class 4A, 3.493% 4/25/33 (f)	43	43
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 1 month U.S. LIBOR + 0.200% 1.5275% 9/25/36 (f)(g)	119	119
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 1.9686% 9/25/43 (f)(g)	1,303	1,259

TOTAL PRIVATE SPONSOR		3,847

U.S. Government Agency - 0.1%
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2013-H06 Class HA, 1.65% 1/20/63 (k)	8,787	8,725
Series 2015-H21 Class JA, 2.5% 6/20/65 (k)	9,080	9,105

TOTAL U.S. GOVERNMENT AGENCY		17,830

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $21,075)		21,677

Commercial Mortgage Securities - 0.2%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8303% 2/14/43 (f)(l)	35	0
Barclays Commercial Mortgage Securities LLC floater Series 2015-RRI:
Class B, 1 month U.S. LIBOR + 1.700% 2.9389% 5/15/32 (e)(f)(g)	7,236	7,238
Class C, 1 month U.S. LIBOR + 2.050% 3.3889% 5/15/32 (e)(f)(g)	6,417	6,432
Class D, 1 month U.S. LIBOR + 2.900% 4.2389% 5/15/32 (e)(f)(g)	3,365	3,373
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 0.850% 2.6036% 12/25/33 (e)(f)(g)	22	22
Series 2005-3A:
Class A2, 1 month U.S. LIBOR + 0.400% 1.7286% 11/25/35 (e)(f)(g)	232	223
Class M1, 1 month U.S. LIBOR + 0.440% 1.7686% 11/25/35 (e)(f)(g)	30	29
Class M2, 1 month U.S. LIBOR + 0.490% 1.8186% 11/25/35 (e)(f)(g)	39	37
Class M3, 1 month U.S. LIBOR + 0.510% 1.8386% 11/25/35 (e)(f)(g)	35	32
Class M4, 1 month U.S. LIBOR + 0.600% 1.9286% 11/25/35 (e)(f)(g)	43	40
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.390% 1.7186% 1/25/36 (e)(f)(g)	609	570
Class B1, 1 month U.S. LIBOR + 1.400% 2.7286% 1/25/36 (e)(f)(g)	27	21
Class M1, 1 month U.S. LIBOR + 0.450% 1.7786% 1/25/36 (e)(f)(g)	196	183
Class M2, 1 month U.S. LIBOR + 0.470% 1.7986% 1/25/36 (e)(f)(g)	59	54
Class M3, 1 month U.S. LIBOR + 0.500% 1.8286% 1/25/36 (e)(f)(g)	86	79
Class M4, 1 month U.S. LIBOR + 0.610% 1.9386% 1/25/36 (e)(f)(g)	48	43
Class M5, 1 month U.S. LIBOR + 0.650% 1.9786% 1/25/36 (e)(f)(g)	48	36
Class M6, 1 month U.S. LIBOR + 0.700% 2.0286% 1/25/36 (e)(f)(g)	51	39
Series 2006-1:
Class A2, 1 month U.S. LIBOR + 0.360% 1.5979% 4/25/36 (e)(f)(g)	89	85
Class M1, 1 month U.S. LIBOR + 0.380% 1.6179% 4/25/36 (e)(f)(g)	32	30
Class M2, 1 month U.S. LIBOR + 0.400% 1.6379% 4/25/36 (e)(f)(g)	34	31
Class M3, 1 month U.S. LIBOR + 0.420% 1.6579% 4/25/36 (e)(f)(g)	29	27
Class M4, 1 month U.S. LIBOR + 0.520% 1.7579% 4/25/36 (e)(f)(g)	16	15
Class M5, 1 month U.S. LIBOR + 0.560% 1.7979% 4/25/36 (e)(f)(g)	16	15
Class M6, 1 month U.S. LIBOR + 0.640% 1.8779% 4/25/36 (e)(f)(g)	32	29
Series 2006-2A:
Class M1, 1 month U.S. LIBOR + 0.310% 1.6386% 7/25/36 (e)(f)(g)	77	72
Class M2, 1 month U.S. LIBOR + 0.330% 1.6586% 7/25/36 (e)(f)(g)	54	51
Class M3, 1 month U.S. LIBOR + 0.350% 1.6786% 7/25/36 (e)(f)(g)	45	42
Class M4, 1 month U.S. LIBOR + 0.420% 1.7486% 7/25/36 (e)(f)(g)	30	28
Class M5, 1 month U.S. LIBOR + 0.470% 1.7986% 7/25/36 (e)(f)(g)	37	34
Series 2006-3A Class M4, 1 month U.S. LIBOR + 0.430% 1.6679% 10/25/36 (e)(f)(g)	27	21
Series 2006-4A:
Class A2, 1 month U.S. LIBOR + 0.270% 1.5079% 12/25/36 (e)(f)(g)	1,751	1,611
Class M1, 1 month U.S. LIBOR + 0.290% 1.5279% 12/25/36 (e)(f)(g)	117	92
Class M2, 1 month U.S. LIBOR + 0.310% 1.5479% 12/25/36 (e)(f)(g)	78	61
Class M3, 1 month U.S. LIBOR + 0.340% 1.5779% 12/25/36 (e)(f)(g)	78	58
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 1.5079% 3/25/37 (e)(f)(g)	354	329
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 1.5072% 7/25/37 (e)(f)(g)	370	354
Class A2, 1 month U.S. LIBOR + 0.320% 1.5572% 7/25/37 (e)(f)(g)	347	329
Class M1, 1 month U.S. LIBOR + 0.370% 1.6072% 7/25/37 (e)(f)(g)	122	98
Class M2, 1 month U.S. LIBOR + 0.410% 1.6472% 7/25/37 (e)(f)(g)	67	54
Class M3, 1 month U.S. LIBOR + 0.490% 1.7272% 7/25/37 (e)(f)(g)	54	40
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 1.5279% 7/25/37 (e)(f)(g)	366	341
Class M1, 1 month U.S. LIBOR + 0.310% 1.5472% 7/25/37 (e)(f)(g)	73	68
Class M2, 1 month U.S. LIBOR + 0.340% 1.5772% 7/25/37 (e)(f)(g)	78	72
Class M3, 1 month U.S. LIBOR + 0.370% 1.6072% 7/25/37 (e)(f)(g)	122	105
Class M4, 1 month U.S. LIBOR + 0.500% 1.7372% 7/25/37 (e)(f)(g)	192	160
Class M5, 1 month U.S. LIBOR + 0.600% 1.8372% 7/25/37 (e)(f)(g)	74	57
Series 2004-1, Class IO, 1.25% 4/25/34 (e)(l)	731	25
Series 2006-3A, Class IO, 0% 10/25/36 (e)(f)(j)(l)	11,941	0
CSMC Series 2015-TOWN:
Class B, 1 month U.S. LIBOR + 1.900% 3.1389% 3/15/28 (e)(f)(g)	1,574	1,574
Class C, 1 month U.S. LIBOR + 2.250% 3.4889% 3/15/28 (e)(f)(g)	1,534	1,534
Class D, 1 month U.S. LIBOR + 3.200% 4.4389% 3/15/28 (e)(f)(g)	2,321	2,322
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/34 (e)(f)	7,930	8,027
Class CFX, 3.3822% 12/15/34 (e)(f)	6,656	6,711
Class DFX, 3.3822% 12/15/34 (e)(f)	5,641	5,675
Merrill Lynch Mortgage Trust Series 2008-C1 Class A4, 5.69% 2/12/51	68	68
MSCG Trust Series 2016-SNR:
Class A, 3.348% 11/15/34 (e)(f)	10,024	9,983
Class B, 4.181% 11/15/34 (e)	3,538	3,547
Class C, 5.205% 11/15/34 (e)	2,482	2,520
Wachovia Bank Commercial Mortgage Trust Series 2007-C30:
Class C, 5.483% 12/15/43 (f)	3,942	3,975
Class D, 5.513% 12/15/43 (f)	2,102	2,012
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $68,039)		70,733

Municipal Securities - 0.6%
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	$1,255	$1,860
7.5% 4/1/34	8,780	12,871
7.55% 4/1/39	17,675	27,353
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	1,360	1,384
Series 2010 C1, 7.781% 1/1/35	13,980	16,684
Series 2012 B, 5.432% 1/1/42	6,845	6,668
Series 2014 B, 6.314% 1/1/44	3,630	3,888
6.05% 1/1/29	475	493
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	1,748	1,763
4.95% 6/1/23	8,975	9,351
5.1% 6/1/33	16,965	16,860
Series 2010-1, 6.63% 2/1/35	17,960	19,910
Series 2010-3:
5.547% 4/1/19	185	190
6.725% 4/1/35	10,580	11,699
7.35% 7/1/35	5,140	5,956
Series 2010-5, 6.2% 7/1/21	3,296	3,459
Series 2011:
5.665% 3/1/18	9,625	9,707
5.877% 3/1/19	26,600	27,522
Series 2013, 4% 12/1/20	7,040	7,106
TOTAL MUNICIPAL SECURITIES
(Cost $174,678)		184,724

Foreign Government and Government Agency Obligations - 0.0%
Brazilian Federative Republic 4.625% 1/13/28		$
(Cost $3,826)	3,841	3,824

Bank Notes - 0.2%
Capital One NA:
1.65% 2/5/18	$8,000	$7,997
2.95% 7/23/21	8,837	8,895
Discover Bank:
(Delaware) 3.2% 8/9/21	10,936	11,111
3.1% 6/4/20	11,505	11,656
8.7% 11/18/19	745	825
RBS Citizens NA 2.5% 3/14/19	5,410	5,428
Regions Bank 7.5% 5/15/18	13,814	14,147
UBS AG Stamford Branch 1.8% 3/26/18	12,466	12,471
TOTAL BANK NOTES
(Cost $71,945)		72,530
	Shares	Value (000s)

Fixed-Income Funds - 8.7%
Fidelity High Income Central Fund 2 (m)	6,372,306	$725,232
Fidelity Mortgage Backed Securities Central Fund (m)	19,479,868	2,097,787
TOTAL FIXED-INCOME FUNDS
(Cost $2,730,468)		2,823,019

Money Market Funds - 2.6%
Fidelity Cash Central Fund, 1.13% (n)	779,546,313	779,702
Fidelity Securities Lending Cash Central Fund 1.13% (n)(o)	69,051,305	69,058
TOTAL MONEY MARKET FUNDS
(Cost $848,657)		848,760
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $26,683,486)		32,446,889
NET OTHER ASSETS (LIABILITIES) - 0.1%		26,448
NET ASSETS - 100%		$32,473,337

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Freddie Mac
3% 12/1/47
(Proceeds $99,984)	$(100,000)	$(99,706)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1,397	Dec. 2017	$184,956	$9,541	$9,541

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Swaps

Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount (000s)(2)	Value (000s)(1)	Upfront Premium Received/(Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Credit Default Swaps
Sell Protection
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Bank of America	4.25%	Monthly	$161	$(137)	$0	$(137)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,883,000 or 0.1% of net assets.

 (d) Affiliated company

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $379,041,000 or 1.2% of net assets.

 (f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (g) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,627,000.

 (i) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $118,000.

 (j) Level 3 security

 (k) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (m) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (n) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (o) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Centennial Resource Development, Inc. Class A	12/28/16	$9,298
Extraction Oil & Gas, Inc.	12/12/16	$10,795

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$2,758
Fidelity High Income Central Fund 2	11,354
Fidelity Mortgage Backed Securities Central Fund	12,465
Fidelity Securities Lending Cash Central Fund	1,168
Total	$27,745

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$725,041	$--	$--	$--	$191	$725,232	81.7%
Fidelity Mortgage Backed Securities Central Fund	1,948,228	169,349	--	--	(19,790)	2,097,787	28.5%
Total	$2,673,269	$169,349	$--	$--	$(19,599)	$2,823,019

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
MDC Partners, Inc. Class A	$31,782	$--	$6,651	$--	$(6,539)	$10,251	$--
Sunrun, Inc.	45,210	110	--	--	--	(7,433)	37,887
Yext, Inc.	52,599	5,733	1,484	--	(121)	7,069	66,764
Total	$129,591	$5,843	$8,135	$--	$(6,660)	$9,887	$104,651

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$3,015,178	$3,004,852	$10,326	$--
Consumer Staples	1,687,615	1,642,915	44,700	--
Energy	1,269,074	1,269,074	--	--
Financials	3,244,961	3,208,593	36,368	--
Health Care	2,917,178	2,887,420	29,758	--
Industrials	2,130,644	2,130,644	--	--
Information Technology	4,855,163	4,851,552	3,611	--
Materials	682,762	682,762	--	--
Real Estate	652,176	652,176	--	--
Telecommunication Services	420,304	420,304	--	--
Utilities	725,396	725,396	--	--
Corporate Bonds	3,185,836	--	3,185,836	--
U.S. Government and Government Agency Obligations	3,466,547	--	3,466,547	--
U.S. Government Agency - Mortgage Securities	100,256	--	100,256	--
Asset-Backed Securities	68,532	--	67,400	1,132
Collateralized Mortgage Obligations	21,677	--	21,677	--
Commercial Mortgage Securities	70,733	--	70,733	--
Municipal Securities	184,724	--	184,724	--
Foreign Government and Government Agency Obligations	3,824	--	3,824	--
Bank Notes	72,530	--	72,530	--
Fixed-Income Funds	2,823,019	2,823,019	--	--
Money Market Funds	848,760	848,760	--	--
Total Investments in Securities:	$32,446,889	$25,147,467	$7,298,290	$1,132
Derivative Instruments:
Assets
Futures Contracts	$9,541	$9,541	$--	$--
Total Assets	$9,541	$9,541	$--	$--
Liabilities
Swaps	$(137)	$--	$(137)	$--
Total Liabilities	$(137)	$--	$(137)	$--
Total Derivative Instruments:	$9,404	$9,541	$(137)	$--
Other Financial Instruments:
TBA Sale Commitments	$(99,706)	$--	$(99,706)	$--
Total Other Financial Instruments:	$(99,706)	$--	$(99,706)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Puritan Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	January 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	January 26, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	January 26, 2018